CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2024

Investments—Corporate Loans (79.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
First Lien Debt (75.2% of Net Assets)
222 North Miami, LLC	Term Loan, Tranche B	(4) (5) (6) (7) (14)	Real Estate Management & Development	SOFR + 1318	18.56%	12/1/2025	$6,746,098	$6,697,134	$6,746,098
AAdvantage Loyalty IP Ltd.	Term Loan	(2) (3) (4) (13) (14)	Aerospace & Defense	SOFR + 475	10.29%	4/20/2028	3,750,000	3,728,500	3,851,550
Accession Risk Management Group, Inc.	Delayed Draw Term Loan, 2023 Tranche 1	(4) (5) (6) (14)	Trading Companies & Distributors	SOFR + 475	9.93%	11/1/2029	196,591	195,165	199,249
Accession Risk Management Group, Inc.	Delayed Draw Term Loan, 2022 Tranche 2	(4) (5) (14)	Trading Companies & Distributors	SOFR + 475	9.93%	11/1/2029	2,084,593	2,077,524	2,089,804
Accession Risk Management Group, Inc.	Delayed Draw Term Loan, 2023 Tranche 2	(4) (5) (14)	Trading Companies & Distributors	SOFR + 475	9.93%	11/1/2029	10,103,128	10,087,636	10,128,386
Accession Risk Management Group, Inc.	Term Loan, Tranche B	(3) (4) (5) (14)	Trading Companies & Distributors	SOFR + 475	9.93%	11/1/2029	3,492,141	3,492,141	3,500,872
Accession Risk Management Group, Inc.	Term Loan	(3) (4) (5) (14)	Trading Companies & Distributors	SOFR + 475	9.93%	11/1/2029	19,411,702	19,446,141	19,460,231
Accession Risk Management Group, Inc.	Term Loan, Tranche C	(2) (3) (4) (5) (14)	Trading Companies & Distributors	SOFR + 475	9.93%	11/1/2029	11,788,447	11,740,837	11,817,918
ACR Group Borrower, LLC	Term Loan, Incremental	(3) (4) (5) (6) (14)	Aerospace & Defense	SOFR + 500	9.67%	3/31/2028	875,165	861,479	875,165
Acrisure, LLC	Term Loan, Tranche B6	(3) (4) (14)	Insurance	SOFR + 325	8.21%	11/6/2030	8,229,375	8,229,375	8,141,979
ADPD Holdings, LLC	Term Loan	(2) (4) (5) (6) (13) (14)	Consumer Services	SOFR + 600	11.03%	8/16/2028	10,157,221	9,952,837	9,114,861
ADPD Holdings, LLC	Revolver	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 600	11.39%	8/16/2028	603,550	591,451	530,618
Advanced Web Technologies Holding Company	Term Loan, 3rd Amendment Incremental	(4) (5) (14)	Containers, Packaging & Glass	SOFR + 575	10.06%	12/17/2027	395,796	387,834	394,895
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(4) (5) (14)	Containers, Packaging & Glass	SOFR + 575	10.06%	12/17/2027	1,425,427	1,414,604	1,422,183
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(4) (5) (14)	Containers, Packaging & Glass	SOFR + 575	10.06%	12/17/2027	725,245	718,566	723,594
Advanced Web Technologies Holding Company	Term Loan	(2) (3) (4) (5) (6) (14)	Containers, Packaging & Glass	SOFR + 575	10.06%	12/17/2027	3,881,473	3,819,765	3,866,934
Advanced Web Technologies Holding Company	Term Loan, 2024 4th Amendment	(3) (4) (5) (14)	Containers, Packaging & Glass	SOFR + 575	10.06%	12/17/2027	1,026,525	1,009,650	1,024,189
Advanced Web Technologies Holding Company	Delayed Draw Term Loan 2	(4) (5) (14)	Containers, Packaging & Glass	SOFR + 575	10.06%	12/17/2027	1,048,603	1,039,054	1,046,216
Advisor Group, Inc.	Term Loan	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 400	8.85%	8/17/2028	9,975,000	9,928,947	9,858,592
AI Aqua Merger Sub, Inc.	Term Loan, Tranche B	(2) (3) (4) (7) (14)	Consumer Services	SOFR + 350	8.70%	7/31/2028	11,122,399	10,982,240	11,105,604
AI Grace AUS Bidco PTY LTD	Term Loan, Tranche B	(3) (4) (5) (14)	Consumer Goods: Non-Durable	SOFR + 650	11.51%	12/5/2029	18,285,714	17,792,454	18,285,714
Alliance Laundry Systems, LLC	Term Loan, Tranche B	(3) (4) (14)	Machinery	SOFR + 350	8.35%	8/9/2031	5,000,000	4,975,284	5,003,450
Alliant Holdings Intermediate, LLC	Term Loan, Tranche B6	(3) (4) (14)	Insurance	SOFR + 300	7.96%	9/19/2031	5,000,000	4,987,500	4,970,300

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Loans (79.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Allied Benefit Systems Intermediate, LLC	Delayed Draw Term Loan	(2) (4) (5) (14)	Health Care Providers & Services	SOFR + 525	10.10%	10/31/2030	3,152,607	3,109,741	3,184,133
Allied Benefit Systems Intermediate, LLC	Term Loan	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 525	10.10%	10/31/2030	17,191,060	16,957,604	17,362,971
Allied Universal Holdco, LLC	Term Loan, Tranche B Incremental	(2) (3) (4) (14)	Professional Services	SOFR + 375	8.60%	5/12/2028	9,866,207	9,821,130	9,765,473
Alpine Acquisition Corp II	Revolver	(4) (5) (6) (13) (14)	Transportation	SOFR + 600	10.94%	11/30/2026	2,861,014	2,826,886	2,320,533
Alpine Acquisition Corp II	Term Loan	(2) (4) (5) (13) (14)	Transportation	SOFR + 600	11.30%	11/30/2026	20,521,403	20,304,283	17,303,707
Alterra Mountain Co.	Term Loan, Tranche B4	(3) (4) (14)	Hotels, Restaurants & Leisure	SOFR + 325	8.10%	8/17/2028	3,944,493	3,927,856	3,947,767
Amynta Agency Borrower, Inc.	Term Loan, Tranche B	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 375	9.00%	2/28/2028	3,675,812	3,675,812	3,673,533
Anticimex International AB	Term Loan, Tranche B1	(2) (3) (4) (14)	Commercial Services & Supplies	SOFR + 315	8.48%	11/16/2028	4,934,074	4,877,958	4,925,834
Apex Companies Holdings, LLC	Term Loan, Incremental	(3) (4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 550	10.56%	1/31/2028	511,046	419,089	480,735
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Specified	(4) (5) (14)	Commercial Services & Supplies	SOFR + 550	10.56%	1/31/2028	1,671,784	1,647,281	1,663,880
Apex Companies Holdings, LLC	Delayed Draw Term Loan	(4) (5) (14)	Commercial Services & Supplies	SOFR + 550	10.44%	1/31/2028	764,355	749,041	760,741
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (14)	Commercial Services & Supplies	SOFR + 550	10.56%	1/31/2028	1,225,471	1,202,723	1,219,678
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (14)	Commercial Services & Supplies	SOFR + 550	10.56%	1/31/2028	2,496,388	2,450,534	2,484,585
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Specified	(4) (5) (14)	Commercial Services & Supplies	SOFR + 625	11.50%	1/31/2028	147,541	144,604	146,843
Apex Companies Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 625	11.50%	1/31/2028	3,190,574	3,126,902	3,175,489
Applied Systems, Inc.	Term Loan	(2) (3) (4) (14)	Software	SOFR + 300	7.60%	2/24/2028	2,593,500	2,590,418	2,593,837
Applied Technical Services, LLC	Delayed Draw Term Loan, 1st Amendment, Tranche A	(4) (5) (13) (14)	Professional Services	SOFR + 575	10.50%	12/29/2026	2,706,419	2,677,169	2,657,417
Applied Technical Services, LLC	Delayed Draw Term Loan, 1st Amendment, Tranche B	(4) (5) (13) (14)	Professional Services	SOFR + 575	10.50%	12/29/2026	2,766,728	2,737,436	2,716,634
Applied Technical Services, LLC	Delayed Draw Term Loan, 4th Amendment	(3) (4) (5) (13) (14)	Professional Services	SOFR + 600	10.75%	12/29/2026	1,060,237	1,044,936	1,046,856
Applied Technical Services, LLC	Term Loan, 4th Amendment	(3) (4) (5) (13) (14)	Professional Services	SOFR + 600	10.75%	12/29/2026	1,060,237	1,044,937	1,046,856
Applied Technical Services, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Professional Services	SOFR + 575	10.50%	12/29/2026	959,239	950,059	941,871
Applied Technical Services, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Professional Services	SOFR + 575	10.50%	12/29/2026	2,853,261	2,825,237	2,801,600
Applied Technical Services, LLC	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Professional Services	SOFR + 575	10.50%	12/29/2026	1,142,819	1,085,827	1,075,840
Applied Technical Services, LLC	Revolver	(4) (5) (6) (14)	Professional Services	PRIME + 475	12.75%	12/29/2026	597,779	585,655	580,561

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Loans (79.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Applied Technical Services, LLC	Term Loan	(3) (4) (5) (13) (14)	Professional Services	SOFR + 575	10.50%	12/29/2026	1,957,539	1,926,685	1,922,096
Appriss Health, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 700	12.08%	5/6/2027	13,083,333	12,950,664	12,905,143
Appriss Health, LLC	Revolver	(2) (4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 700	12.08%	5/6/2027	48,247	34,121	35,105
Ardonagh Midco 3 PLC	Term Loan, Tranche B	(4) (5) (14)	Insurance	SOFR + 475	9.90%	2/15/2031	7,055,422	6,956,007	6,969,165
Aretec Group, Inc.	Term Loan, Tranche B	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 400	8.82%	8/9/2030	5,000,000	4,850,000	4,892,350
Armor Holdco Inc.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Professional Services	SOFR + 450	10.01%	12/11/2028	1,945,000	1,930,917	1,954,725
Artifact Bidco, Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 450	9.10%	7/28/2031	17,610,837	17,366,266	17,336,138
Ascend Buyer, LLC	Revolver	(4) (5) (6) (13) (14)	Containers, Packaging & Glass	SOFR + 575	10.50%	9/30/2027	570,562	552,980	561,616
Ascend Buyer, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Containers, Packaging & Glass	SOFR + 575	10.50%	9/30/2028	16,368,720	16,155,516	16,283,168
Ascensus Holdings, Inc.	Term Loan	(3) (4) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 350	8.46%	8/2/2028	4,947,804	4,917,432	4,938,552
Associations, Inc.	Term Loan, Tranche A, 2nd Amendment	(2) (3) (4) (5) (6) (13) (14)	Construction & Engineering	SOFR + 650	12.00%	7/2/2028	39,314,285	39,271,952	39,617,240
Associations, Inc.	Term Loan, Tranche A	(5) (8)	Construction & Engineering	14.25% PIK	14.25%	5/3/2030	11,508,314	11,455,976	11,453,317
Associations, Inc.	Term Loan, Tranche B	(5) (8)	Construction & Engineering	14.25% PIK	14.25%	5/3/2030	4,394,683	4,374,697	4,373,682
AssuredPartners, Inc.	Term Loan, Tranche B5 Incremental	(3) (4) (14)	Insurance	SOFR + 350	8.35%	2/13/2031	3,980,000	3,975,238	3,975,304
Astra Acquisition Corp.	Term Loan, Tranche B	(2) (3) (4) (5) (14)	Software	SOFR + 675	11.35%	10/25/2028	14,148,985	5,392,314	2,617,562
Asurion, LLC	Term Loan, Tranche B10	(2) (3) (4) (13) (14)	Insurance	SOFR + 400	8.95%	8/19/2028	970,151	935,723	953,348
Athenahealth Group, Inc.	Term Loan, Tranche B	(2) (3) (4) (7) (14)	Software	SOFR + 325	8.10%	2/15/2029	9,086,533	9,020,898	9,020,292
Athlete Buyer, LLC	Delayed Draw Term Loan A, 3rd Amendment	(3) (4) (5) (13) (14)	Consumer Services	SOFR + 650	11.45%	4/26/2029	4,433,168	4,351,270	4,365,554
Athlete Buyer, LLC	Delayed Draw Term Loan B, 3rd Amendment	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 650	11.45%	4/26/2029	13,535,262	13,156,756	13,218,995
Athlete Buyer, LLC	Delayed Draw Term Loan, Tranche A	(2) (3) (4) (5) (6) (13) (14)	Consumer Services	SOFR + 650	11.45%	4/26/2029	3,076,757	2,751,635	2,803,318
Athlete Buyer, LLC	Delayed Draw Term Loan, Tranche D	(3) (4) (5) (13) (14)	Consumer Services	SOFR + 650	11.45%	4/26/2029	1,498,381	1,470,665	1,475,527
Atlas AU Bidco Pty Ltd.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 575	11.03%	12/9/2029	2,890,277	2,814,325	2,874,964
Atlas US Finco, Inc.	Term Loan, Incremental	(3) (4) (5) (14)	Software	SOFR + 575	11.03%	12/9/2029	1,338,091	1,313,932	1,331,602
AuditBoard, Inc.	Term Loan	(4) (5) (6) (14)	Software	SOFR + 475	9.35%	7/12/2031	15,000,000	14,756,382	14,740,257
Avalara, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 625	10.85%	10/19/2028	9,000,000	8,816,322	9,067,500

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Loans (79.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Azurite Intermediate Holdings, Inc.	Delayed Draw Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 650	11.35%	3/19/2031	9,539,749	9,316,161	9,513,789
Azurite Intermediate Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 650	11.35%	3/19/2031	6,558,577	6,432,182	6,543,001
Banff Merger Sub, Inc.	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 375	9.01%	7/3/2031	5,000,000	4,987,693	4,986,650
Barnes & Noble, Inc.	Term Loan	(2) (3) (4) (5) (11) (13) (14)	Specialty Retail	SOFR + 831	13.33%	12/20/2026	2,006,505	1,965,716	2,001,713
Barracuda Networks, Inc.	Term Loan	(3) (4) (7) (14)	Software	SOFR + 450	9.81%	8/15/2029	3,944,799	3,873,820	3,828,230
Bausch & Lomb Corp.	Term Loan	(3) (4) (5) (14)	Health Care Providers & Services	SOFR + 400	8.85%	9/29/2028	4,950,000	4,908,484	4,940,744
BCPE Empire Holdings, Inc.	Term Loan	(3) (4) (14)	Trading Companies & Distributors	SOFR + 400	8.85%	12/11/2028	1,492,500	1,489,162	1,492,321
BCPE Pequod Buyer, Inc.	Term Loan, Tranche B	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 350	8.24%	9/19/2031	7,250,000	7,213,750	7,215,273
Bedford Beverly B, LLC	Term Loan, Building	(4) (5) (6) (14) (20)	Real Estate Management & Development	SOFR + 775	13.13%	9/2/2026	6,059,307	5,925,377	5,918,380
Bedford Beverly B, LLC	Term Loan, Land	(4) (5) (14) (20)	Real Estate Management & Development	SOFR + 775	13.13%	9/2/2026	9,719,189	9,671,831	9,670,593
Bedford Beverly B, LLC	Term Loan, Project	(4) (5) (6) (14) (20)	Real Estate Management & Development	SOFR + 775	13.13%	9/2/2026	1,333,219	1,297,811	1,295,962
Berlin Packaging, LLC	Term Loan, Tranche B	(3) (4) (14)	Containers, Packaging & Glass	SOFR + 375	8.95%	6/9/2031	3,954,530	3,891,867	3,950,299
Big Bus Tours Bidco Ltd.	Term Loan, Tranche B	(3) (4) (5) (14)	Hotels, Restaurants & Leisure	EURIBOR + 825	12.00%	6/4/2031	€16,515,636	17,447,231	17,878,800
Big Bus Tours Bidco Ltd.	Term Loan, Tranche B	(3) (4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 825	13.56%	6/4/2031	26,706,231	25,797,141	25,846,268
Bingo Group Buyer, Inc.	Revolver	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	9.60%	7/10/2031	31,148	18,740	25,110
Bingo Group Buyer, Inc.	Term Loan	(3) (4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	9.60%	7/10/2031	8,606,557	8,469,155	8,540,143
BlueCat Networks, Inc.	Delayed Draw Term Loan, Tranche A	(4) (5) (14)	High Tech Industries	SOFR + 575	10.61%	8/8/2028	453,226	447,143	453,226
BlueCat Networks, Inc.	Delayed Draw Term Loan, Tranche B	(4) (5) (14)	High Tech Industries	SOFR + 575	10.61%	8/8/2028	167,097	164,942	167,097
BlueCat Networks, Inc.	Term Loan, Tranche A	(2) (3) (4) (5) (14)	High Tech Industries	SOFR + 575	10.86%	8/8/2028	3,222,857	3,178,914	3,222,857
BradyIFS Holdings, LLC	Delayed Draw Term Loan	(2) (4) (5) (6) (14)	Distributors	SOFR + 600	11.33%	10/31/2029	1,941,997	1,894,837	1,940,863
BradyIFS Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Distributors	SOFR + 600	11.25%	10/31/2029	24,628,904	24,192,441	24,618,642
Broadstreet Partners, Inc.	Term Loan, Tranche B4	(2) (3) (4) (14)	Insurance	SOFR + 325	8.10%	6/13/2031	4,967,569	4,926,333	4,945,860
Bullhorn, Inc.	Delayed Draw Term Loan	(2) (4) (5) (6) (13) (14)	Software	SOFR + 500	10.02%	10/1/2029	703,349	685,470	666,451
Bullhorn, Inc.	Delayed Draw Term Loan, 8th Amendment	(4) (5) (14)	Software	SOFR + 500	9.85%	10/1/2029	14,267,943	14,201,053	14,130,059
Bullhorn, Inc.	Term Loan	(2) (4) (5) (6) (14)	Software	SOFR + 500	9.85%	10/1/2029	5,755,608	5,736,467	5,686,626
Bullhorn, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SONIA + 500	9.95%	10/1/2029	£10,422,070	13,019,814	13,799,135

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Loans (79.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Cambrex Corp.	Term Loan	(2) (3) (4) (14)	Health Care Providers & Services	SOFR + 400	9.25%	12/4/2026	2,652,271	2,652,271	2,634,262
CD&R Hydra Buyer, Inc.	Term Loan, Tranche B	(3) (4) (14)	Trading Companies & Distributors	SOFR + 425	9.10%	3/25/2031	5,000,000	4,987,500	4,962,500
CD&R Madison Parent Ltd.	Delayed Draw Term Loan	(3) (4) (5) (6) (8) (14)	Commercial Services & Supplies	SONIA + 645, 2.00% PIK	13.40%	2/28/2030	£1,313,239	1,755,331	1,828,454
CD&R Madison Parent Ltd.	Term Loan, Tranche B1	(3) (4) (5) (8) (14)	Commercial Services & Supplies	SONIA + 645, 2.00% PIK	13.40%	2/28/2030	£12,540,902	15,510,815	17,101,893
CD&R Madison Parent Ltd.	Term Loan, Tranche B2	(3) (4) (5) (8) (14)	Commercial Services & Supplies	EURIBOR + 595, 2.00% PIK	11.46%	2/28/2030	€6,183,443	6,574,850	7,020,758
Celerion Buyer, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 550	10.73%	11/5/2029	1,548,380	1,510,628	1,548,380
Central Parent, Inc.	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 325	7.85%	7/6/2029	7,761,475	7,649,705	7,673,537
Ceva Sante Animale S.A.	Term Loan, Tranche B	(3) (4) (14)	Health Care Providers & Services	SOFR + 325	8.35%	11/1/2030	1,990,000	1,971,886	1,990,000
Chamberlain Group, Inc.	Term Loan, Tranche B Incremental	(3) (4) (14)	Construction & Engineering	SOFR + 350	8.35%	11/3/2028	2,985,000	2,965,183	2,976,463
Chartis Group, LLC	Term Loan	(3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 450	9.44%	9/17/2031	31,229,530	30,775,849	30,773,834
Chemical Computing Group ULC	Term Loan, Tranche A	(2) (3) (4) (5) (6) (13) (14)	Software	SOFR + 450	9.45%	8/25/2025	1,764,283	1,763,414	1,764,283
City Football Group Ltd.	Term Loan	(3) (4) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 300	7.96%	7/22/2030	6,929,915	6,910,152	6,883,693
Cloud Software Group, Inc.	Term Loan	(3) (4) (14)	Software	SOFR + 450	9.83%	3/22/2031	5,000,000	4,964,479	5,010,400
Cloud Software Group, Inc.	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 400	8.60%	3/30/2029	9,875,049	9,194,425	9,826,661
Cobham Ultra SeniorCo S.a.r.l.	Term Loan, Tranche B	(2) (3) (4) (14)	Electronic Equipment, Instruments & Components	SOFR + 375	9.24%	8/3/2029	2,940,522	2,940,522	2,810,640
ConnectWise, LLC	Term Loan, Tranche B	(2) (3) (4) (7) (13) (14)	Software	SOFR + 350	9.01%	9/29/2028	12,000,000	11,969,678	11,970,000
Cordstrap Holding B.V.	Term Loan, Facility B	(2) (3) (4) (5) (7) (8) (14)	Transportation	EURIBOR + 558, 2.06% PIK	11.44%	5/11/2028	€24,650,624	25,253,316	28,674,619
CoreLogic, Inc.	Term Loan	(3) (4) (13) (14)	Commercial Services & Supplies	SOFR + 350	8.46%	6/2/2028	2,109,443	2,103,215	2,085,332
CoreWeave Compute Acquisition Co. II, LLC	Delayed Draw Term Loan	(4) (5) (14)	Computers and Electronics Retail	SOFR + 962	14.75%	6/30/2028	3,851,351	3,796,856	3,889,865
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Computers and Electronics Retail	SOFR + 600	11.28%	6/28/2029	2,226,261	1,373,333	1,309,295
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan	(4) (5) (14)	Computers and Electronics Retail	SOFR + 600	11.28%	7/26/2029	3,333,193	3,286,264	3,283,195
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan	(4) (5) (14)	Computers and Electronics Retail	SOFR + 600	11.08%	8/27/2029	6,522,181	6,430,730	6,424,348
Cornerstone OnDemand, Inc.	Term Loan	(2) (3) (4) (7) (13) (14)	Software	SOFR + 375	8.71%	10/16/2028	2,924,547	2,837,489	2,731,702
Cotiviti Corp.	Term Loan	(3) (4) (14)	Health Care Technology	SOFR + 325	8.45%	2/22/2031	4,979,987	4,965,640	4,973,762

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Loans (79.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Coupa Holdings, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 550	10.75%	2/27/2030	6,462,440	6,307,949	6,494,127
Covetrus, Inc.	Term Loan	(3) (4) (14)	Health Care Providers & Services	SOFR + 500	9.60%	10/13/2029	1,979,899	1,946,762	1,872,252
CP Developer S.a.r.l.	Term Loan	(2) (3) (4) (5) (8) (14)	Banking, Finance, Insurance & Real Estate	EURIBOR + 800, 4.00% PIK	15.55%	5/21/2026	€12,959,881	13,356,105	13,524,642
CST Holding Company	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Consumer Goods: Non-Durable	SOFR + 500	9.95%	11/1/2028	2,448,550	2,388,640	2,446,348
Da Vinci Purchaser Corp.	Term Loan	(2) (3) (4) (14)	Software	SOFR + 350	8.35%	1/8/2027	1,887,667	1,890,164	1,886,496
Daffodil Bidco Ltd.	Term Loan	(4) (5) (8) (14)	Banking, Finance, Insurance & Real Estate	SONIA + 12.50% PIK	17.45%	4/30/2031	£26,236,792	32,698,331	34,112,660
Daffodil Bidco Ltd.	Term Loan, Tranche B	(3) (4) (5) (14)	Banking, Finance, Insurance & Real Estate	SONIA + 800	12.95%	4/30/2031	£29,902,303	37,148,808	38,878,498
Darktrace PLC	Term Loan	(3) (4) (14)	Software	SOFR + 325	7.89%	7/2/2031	10,000,000	9,950,000	9,834,700
DCA Investment Holdings, LLC	Delayed Draw Term Loan, 3rd Amendment	(2) (4) (5) (14)	Health Care Providers & Services	SOFR + 650	11.10%	4/3/2028	614,320	601,165	601,443
DCA Investment Holdings, LLC	Delayed Draw Term Loan	(2) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	11.01%	4/3/2028	480,003	477,656	468,621
DCA Investment Holdings, LLC	Term Loan, Incremental	(2) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	11.01%	4/3/2028	1,446,066	1,436,391	1,411,778
DCA Investment Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	11.01%	4/3/2028	3,196,006	3,168,682	3,120,225
Delta TopCo, Inc.	Term Loan	(2) (3) (4) (14)	Computers and Electronics Retail	SOFR + 350	8.85%	10/30/2029	5,000,000	4,986,775	4,987,500
Deltatre Bidco Limited	Term Loan	(3) (4) (5) (14)	Entertainment	SOFR + 775	13.06%	9/14/2028	5,228,534	5,109,090	5,137,034
Deltatre Bidco Limited	Term Loan, Tranche B Facility	(2) (3) (4) (5) (14)	Entertainment	EURIBOR + 775	11.03%	9/14/2028	€18,909,520	20,249,540	20,680,761
Denali Midco 2, LLC	Delayed Draw Term Loan, 2023 Incremental 1	(4) (5) (13) (14)	Consumer Services	SOFR + 575	10.70%	12/22/2027	2,068,657	2,035,070	2,068,657
Denali Midco 2, LLC	Delayed Draw Term Loan, Incremental	(4) (5) (13) (14)	Consumer Services	SOFR + 650	11.45%	12/22/2027	1,525,667	1,496,077	1,525,667
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 3 Incremental	(4) (5) (13) (14)	Consumer Services	SOFR + 650	11.45%	12/22/2027	1,116,333	1,094,008	1,116,333
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 2 Incremental	(4) (5) (13) (14)	Consumer Services	SOFR + 650	11.45%	12/22/2027	327,500	320,921	327,500
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 4 Incremental	(4) (5) (13) (14)	Consumer Services	SOFR + 650	11.45%	12/22/2027	1,320,000	1,294,047	1,320,000
Denali Midco 2, LLC	Term Loan, Incremental	(2) (3) (4) (5) (6) (13) (14)	Consumer Services	SOFR + 650	11.45%	12/22/2027	4,900,000	4,540,224	4,900,000
Denali Midco 2, LLC	Term Loan, Tranche 1	(4) (5) (13) (14)	Consumer Services	SOFR + 650	11.45%	12/22/2027	655,000	642,297	655,000
DexKo Global, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Automotives	SOFR + 375	8.62%	10/4/2028	1,686,553	1,683,018	1,626,326
DG Investment Intermediate Holdings 2, Inc.	Term Loan	(2) (3) (4) (13) (14)	Software	SOFR + 375	8.71%	3/31/2028	5,734,546	5,700,306	5,709,486

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Loans (79.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Digital Intelligence Systems, LLC	Term Loan	(2) (3) (5)	Consumer Services	9.00%	9.00%	4/2/2026	11,369,827	11,050,258	11,426,676
Diligent Corp.	Term Loan, Tranche A1	(2) (3) (4) (5) (6) (14)	Telecommunications	SOFR + 500	10.09%	8/4/2030	32,102,892	31,790,560	32,230,617
Diligent Corp.	Term Loan, Tranche A1	(2) (3) (4) (5) (14)	Telecommunications	SOFR + 500	10.09%	8/4/2030	5,503,353	5,460,136	5,522,217
Dwyer Instruments, Inc.	Delayed Draw Term Loan	(4) (5) (13) (14)	Capital Equipment	SOFR + 575	10.45%	7/21/2027	980,848	970,613	980,848
Dwyer Instruments, Inc.	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Capital Equipment	SOFR + 575	10.45%	7/21/2027	19,138,223	18,900,137	19,138,223
Dwyer Instruments, Inc.	Delayed Draw Term Loan, Upsize	(4) (5) (13) (14)	Capital Equipment	SOFR + 575	10.45%	7/21/2027	1,404,327	1,388,001	1,404,327
EAB Global, Inc.	Term Loan	(2) (3) (4) (13) (14)	Professional Services	SOFR + 325	8.10%	8/16/2028	4,942,144	4,910,254	4,919,905
EFS Cogen Holdings I, LLC	Term Loan, Tranche B	(2) (3) (4) (7) (13) (14)	Utilities	SOFR + 350	8.46%	10/1/2027	8,633,018	8,601,748	8,634,831
Electronics for Imaging, Inc.	Term Loan	(2) (3) (4) (13) (14)	High Tech Industries	SOFR + 500	9.95%	7/23/2026	10,400,418	8,678,225	9,110,142
Element Materials Technology Group US Holdings, Inc.	Delayed Draw Term Loan	(2) (3) (4) (7) (13) (14)	Professional Services	SOFR + 375	8.45%	7/6/2029	1,582,342	1,581,444	1,583,339
Element Materials Technology Group US Holdings, Inc.	Term Loan	(2) (3) (4) (13) (14)	Professional Services	SOFR + 375	8.45%	7/6/2029	3,428,408	3,418,611	3,430,568
Element Materials Technology Group US Holdings, Inc.	Term Loan	(3) (4) (14)	Professional Services	SOFR + 375	8.35%	7/6/2029	1,641,750	1,641,750	1,642,784
Eliassen Group, LLC	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 575	10.35%	4/14/2028	20,015,423	19,818,392	19,754,064
Eliassen Group, LLC	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 575	10.74%	4/14/2028	1,208,669	1,197,467	1,192,887
Ellkay, LLC	Term Loan	(2) (3) (4) (5) (6) (8) (13) (14)	Health Care Providers & Services	SOFR + 550, 2.00% PIK	12.55%	9/14/2027	13,996,094	13,829,619	12,118,923
Engineered Machinery Holdings, Inc.	Term Loan, Incremental	(2) (3) (4) (7) (14)	Capital Equipment	SOFR + 375	8.62%	5/21/2028	1,945,000	1,939,199	1,949,863
Enverus Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 550	10.35%	12/22/2029	19,438,996	19,163,267	19,234,838
Enverus Holdings, Inc.	Revolver	(3) (4) (5) (6) (14)	Software	SOFR + 550	10.35%	12/22/2029	94,882	75,409	80,017
Epicor Software Corp.	Term Loan	(3) (4) (6) (14)	Software	SOFR + 325	8.10%	5/23/2031	10,088,213	10,052,308	10,091,946
eResearchTechnology, Inc.	Term Loan	(3) (4) (14)	High Tech Industries	SOFR + 400	8.85%	2/4/2027	1,929,471	1,929,471	1,937,112
Essential Services Holding Corp.	Term Loan	(3) (4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	10.29%	6/17/2031	30,334,400	29,947,356	29,954,366
Excel Fitness Holdings, Inc.	Delayed Draw Term Loan	(2) (4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 550	10.10%	4/27/2029	1,477,575	1,439,898	1,471,615
Excel Fitness Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 525	9.85%	4/27/2029	6,140,859	6,009,121	6,045,546
Excel Fitness Holdings, Inc.	Term Loan	(2) (3) (4) (5) (14)	Hotels, Restaurants & Leisure	SOFR + 550	10.10%	4/27/2029	3,675,469	3,598,006	3,663,608
Excelitas Technologies Corp.	Revolver	(4) (5) (6) (14)	Capital Equipment	SOFR + 525	9.85%	8/14/2028	1,570,782	1,573,596	1,580,483
Excelitas Technologies Corp.	Term Loan	(2) (4) (5) (6) (14)	Capital Equipment	SOFR + 525	9.85%	8/13/2029	49,599,202	49,548,932	49,895,608
Excelitas Technologies Corp.	Term Loan	(2) (3) (4) (5) (14)	Capital Equipment	EURIBOR + 525	8.60%	8/13/2029	€3,897,246	4,223,329	4,359,909

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Loans (79.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *		Amortized Cost	Fair Value
FCG Acquisitions, Inc.	Term Loan	(2) (3) (4) (13) (14)	Commercial Services & Supplies	SOFR + 375	8.71%	3/31/2028		4,852,171	4,840,437	4,847,319
Fertitta Entertainment, LLC	Term Loan, Tranche B	(2) (3) (4) (7) (14)	Hotels, Restaurants & Leisure	SOFR + 375	8.85%	1/27/2029		4,889,810	4,843,092	4,873,869
Finastra USA, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 725	12.18%	9/13/2029		1,741,293	1,678,589	1,816,481
Finastra USA, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 725	12.18%	9/13/2029		36,059,399	35,429,716	36,780,586
First Advantage Holdings, LLC	Term Loan, Tranche B	(3) (4) (5) (14)	Professional Services	SOFR + 325	7.95%	9/20/2031		4,500,000	4,477,500	4,477,500
Floating Infrastructure Holdings Finance, LLC	Term Loan, Tranche A	(2) (3) (5)	Transportation	9.00%	9.00%	8/13/2027		13,997,586	13,821,937	14,032,580
Flynn Restaurant Group LP	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Specialty Retail	SOFR + 425	9.21%	12/1/2028		4,887,120	4,839,426	4,899,729
Focus Financial Partners, LLC	Delayed Draw Term Loan	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 325	8.33%	9/11/2031		969,860	967,435	966,650
Focus Financial Partners, LLC	Term Loan, Tranche B8	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 325	8.10%	9/11/2031		9,030,140	9,007,565	9,000,250
FPG Intermediate Holdco, LLC	Term Loan, 3rd Amendment	(4) (5) (8) (14)	Consumer Services	SOFR + 275, 4.00% PIK	11.25%	3/5/2027		74,220	73,378	55,940
Gainwell Acquisition Corp.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Health Care Providers & Services	SOFR + 400	8.70%	10/1/2027		3,364,555	3,337,177	3,194,914
Generator Buyer, Inc.	Delayed Draw Term Loan	(4) (5) (6) (14)	Machinery	CORRA + 525	9.22%	7/22/2030	C$	661,342	419,754	424,453
Generator Buyer, Inc.	Term Loan, Tranche A	(3) (4) (5) (6) (14)	Machinery	CORRA + 525	9.22%	7/22/2030	C$	19,444,444	13,868,343	14,119,030
Genesys Cloud Services, Inc.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Software	SOFR + 375	8.71%	12/1/2027		3,482,500	3,474,894	3,482,953
Genesys Cloud Services, Inc.	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 350	8.35%	12/1/2027		5,694,354	5,672,535	5,700,504
GFP Atlantic Holdco 2, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 600	11.13%	11/12/2027		842,671	694,398	936,002
Great Canadian Gaming Corp.	Term Loan	(2) (3) (4) (14)	Hotels, Restaurants & Leisure	SOFR + 400	9.01%	11/1/2026		1,964,824	1,955,364	1,942,111
Greenhouse Software, Inc.	Term Loan, 2nd Amendment Incremental	(2) (3) (4) (5) (6) (14)	Software	SOFR + 625	10.85%	9/1/2028		1,600,000	1,563,086	1,594,535
Greenhouse Software, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 625	10.85%	9/1/2028		7,598,039	7,517,241	7,580,751
GS AcquisitionCo, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 525	9.85%	5/25/2028		84,640	82,295	84,640
GS AcquisitionCo, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 525	9.85%	5/25/2028		13,803,590	13,762,744	13,848,450
Guidehouse LLP	Term Loan	(2) (3) (4) (5) (8) (14)	Sovereign & Public Finance	SOFR + 375, 2.00% PIK	10.60%	12/14/2030		39,958,304	39,957,034	40,357,887
Hadrian Acquisition Limited	Term Loan, Acquisition	(2) (3) (4) (5) (8) (11) (14)	Banking, Finance, Insurance & Real Estate	SONIA + 516, 3.20% PIK	13.31%	2/28/2029		£7,384,131	9,677,974	9,995,618
Hadrian Acquisition Limited	Delayed Draw Term Loan	(2) (3) (4) (5) (6) (8) (11) (14)	Banking, Finance, Insurance & Real Estate	SONIA + 516, 3.20% PIK	13.31%	2/28/2029		£4,127,564	4,859,002	5,720,608
Hadrian Acquisition Limited	Term Loan, Tranche B2	(2) (3) (4) (5) (8) (11) (14)	Banking, Finance, Insurance & Real Estate	SONIA + 516, 3.20% PIK	13.31%	2/28/2029		£19,449,987	25,410,978	26,328,711
Heartland Home Services, Inc.	Delayed Draw Term Loan, 2nd Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 575	10.45%	12/15/2026		4,776,823	4,753,053	4,473,326

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Loans (79.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Heartland Home Services, Inc.	Delayed Draw Term Loan, 1st Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 600	10.70%	12/15/2026	8,520,098	8,468,063	8,019,452
Heartland Home Services, Inc.	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 600	10.70%	12/15/2026	2,260,302	2,241,298	2,127,485
Heartland Home Services, Inc.	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Consumer Services	SOFR + 600	10.70%	12/15/2026	6,804,992	6,751,495	6,364,286
Helios Software Holdings, Inc.	Term Loan	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 375	8.35%	7/18/2030	5,130,000	5,022,791	5,099,528
Hercules Borrower, LLC	Delayed Draw Term Loan	(2) (4) (5) (13) (14)	Environmental Industries	SOFR + 550	10.20%	12/14/2026	2,031,386	2,012,902	2,031,386
Hercules Borrower, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Environmental Industries	SOFR + 550	10.20%	12/14/2026	5,980,454	5,908,872	5,980,454
Hercules Borrower, LLC	Term Loan	(3) (4) (5) (13) (14)	Environmental Industries	SOFR + 550	10.20%	12/14/2026	340,031	336,798	340,031
Hoosier Intermediate, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 500	10.12%	11/15/2028	12,051,000	11,871,793	12,051,000
Howden Group Holdings Ltd.	Term Loan, Tranche B	(3) (4) (14)	Insurance	SOFR + 350	8.35%	2/15/2031	9,950,000	9,903,393	9,951,095
Howden Group Holdings Ltd.	Term Loan, Tranche B	(3) (4) (14)	Insurance	SOFR + 350	8.35%	4/18/2030	1,994,937	1,994,937	1,995,296
HS Spa Holdings Inc.	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 525	10.10%	6/2/2028	379,905	358,773	379,905
HS Spa Holdings Inc.	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 525	10.30%	6/1/2029	8,453,670	8,328,445	8,503,555
HUB International Ltd.	Term Loan, Tranche B	(3) (4) (14)	Insurance	SOFR + 325	8.53%	6/20/2030	9,967,866	9,933,700	9,951,917
Hunter Holdco 3 Ltd.	Term Loan, Tranche B	(2) (3) (4) (5) (7) (13) (14)	Health Care Providers & Services	SOFR + 425	8.95%	8/19/2028	2,565,243	2,554,801	2,546,003
Hyperion Refinance S.a.r.l.	Term Loan, Tranche B	(3) (4) (14)	Insurance	SOFR + 400	9.25%	4/18/2030	2,969,849	2,949,750	2,970,384
Icefall Parent, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 650	11.35%	1/26/2030	13,018,681	12,757,791	12,846,591
iCIMS, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 575	10.67%	8/18/2028	731,522	703,894	683,437
iCIMS, Inc.	Term Loan	(2) (4) (5) (6) (14)	Software	SOFR + 575	10.67%	8/18/2028	27,523,244	27,232,155	27,398,710
Infront Luxembourg Finance S.a.r.l.	Term Loan, Tranche B	(2) (3) (4) (5) (8) (14)	Hotels, Restaurants & Leisure	EURIBOR + 450, 5.50% PIK	13.51%	5/28/2027	€21,089,178	25,247,544	23,475,406
Instructure Holdings, Inc.	Term Loan	(3) (4) (14)	High Tech Industries	SOFR + 300	7.95%	9/12/2031	4,800,000	4,776,174	4,761,984
ION Trading Technologies S.a.r.l.	Term Loan	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 400	9.02%	4/1/2028	8,966,374	8,918,037	8,963,056
IQN Holding Corp.	Term Loan	(2) (4) (5) (14)	Professional Services	SOFR + 525	10.31%	5/2/2029	6,852,808	6,803,235	6,852,808
iRobot Corporation	Term Loan	(2) (3) (4) (5) (7) (8) (14)	Consumer Goods: Durable	SOFR + 650, 2.50% PIK	14.41%	7/24/2026	26,253,907	26,254,449	25,335,020
iSolved, Inc.	Term Loan	(3) (4) (14)	Professional Services	SOFR + 350	8.35%	10/15/2030	4,477,528	4,457,526	4,487,379
Janney Montgomery Scott, LLC	Term Loan	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 325	7.90%	9/11/2031	5,571,429	5,543,572	5,543,572
Janney Montgomery Scott, LLC	Delayed Draw Term Loan	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 325	7.90%	9/11/2031	928,571	923,928	923,928

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Loans (79.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Jeg's Automotive, LLC	Revolver	(4) (5) (13) (14) (15)	Automotives	SOFR + 600	10.74%	12/22/2027	2,604,166	2,573,012	1,242,472
Jeg's Automotive, LLC	Term Loan	(2) (3) (4) (5) (13) (14) (15)	Automotives	SOFR + 600	10.74%	12/22/2027	17,864,584	17,647,195	8,523,361
Kaman Corp.	Term Loan	(3) (4) (14)	Distributors	SOFR + 350	8.10%	4/21/2031	4,375,000	4,364,334	4,387,775
Kaseya, Inc.	Delayed Draw Term Loan	(4) (5) (6) (14)	Software	SOFR + 550	10.74%	6/25/2029	223,529	208,930	223,529
Kaseya, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Software	SOFR + 550	10.74%	6/25/2029	70,978	69,987	70,978
Kaseya, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 550	10.74%	6/25/2029	519,029	490,815	519,029
Kaseya, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 550	10.74%	6/25/2029	36,120,884	35,599,458	36,120,884
Kestra Advisor Services Holdings A, Inc.	Term Loan	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 400	9.06%	3/25/2031	2,493,750	2,487,821	2,500,757
KRE HYOD Owner, LLC	Term Loan, Tranche A1	(3) (4) (5) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 421	9.68%	9/13/2026	1,363,636	1,363,636	1,353,409
KRE HYOD Owner, LLC	Term Loan, Tranche A2	(4) (5) (11) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 1046	15.93%	9/13/2026	3,962,943	3,962,943	3,953,035
Legence Holdings, LLC	Term Loan	(2) (3) (4) (7) (13) (14)	Commercial Services & Supplies	SOFR + 350	8.45%	12/16/2027	3,400,339	3,392,467	3,407,412
LVF Holdings, Inc.	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	10.50%	6/10/2027	5,673,321	5,614,612	5,673,321
LVF Holdings, Inc.	Term Loan, Initial	(2) (3) (4) (5) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	10.50%	6/10/2027	5,928,110	5,866,857	5,928,110
LVF Holdings, Inc.	Revolver	(4) (5) (6) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	10.54%	6/10/2027	268,142	259,864	268,142
Madison Safety & Flow, LLC	Term Loan, Tranche B	(3) (4) (14)	Machinery	SOFR + 325	8.10%	9/19/2031	4,250,000	4,239,375	4,244,688
Magenta Security Holdings, LLC	Term Loan, Super Priority	(3) (4) (14)	Software	SOFR + 625	11.37%	7/27/2028	2,411,612	2,198,316	2,451,814
Material Holdings, LLC	Term Loan, Tranche B	(4) (5) (8) (13) (14) (15)	Professional Services	SOFR + 6.00% PIK	10.70%	8/19/2027	2,524,099	992,408	1,038,723
Material Holdings, LLC	Term Loan, Tranche A	(4) (5) (6) (8) (13) (14)	Professional Services	SOFR + 180, 4.20% PIK	10.70%	8/19/2027	10,311,863	10,311,863	10,311,863
Maverick Acquisition, Inc.	Delayed Draw Term Loan	(2) (4) (5) (14)	Aerospace & Defense	SOFR + 625	10.85%	6/1/2027	2,380,869	2,356,829	1,921,575
Maverick Acquisition, Inc.	Term Loan, Initial	(3) (4) (5) (14)	Aerospace & Defense	SOFR + 625	10.85%	6/1/2027	10,444,480	10,337,343	8,429,634
Mavis Tire Express Services Corp.	Term Loan	(3) (4) (14)	Specialty Retail	SOFR + 350	8.35%	5/4/2028	3,386,949	3,377,218	3,382,715
McAfee, LLC	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 325	8.45%	3/1/2029	6,910,181	6,744,356	6,877,772
Medical Manufacturing Technologies, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	10.56%	12/23/2027	5,060,741	5,000,944	4,977,079
Medical Manufacturing Technologies, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	10.57%	12/23/2027	12,557,591	12,405,226	12,349,993
Medical Manufacturing Technologies, LLC	Term Loan, 1st Amendment Incremental	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	10.56%	12/23/2027	9,272,749	9,111,395	9,119,455
Medical Manufacturing Technologies, LLC	Revolver	(2) (4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 575	10.96%	12/23/2027	1,781,000	1,750,507	1,743,009

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Loans (79.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Mitchell International, Inc.	Term Loan	(3) (4) (14)	Health Care Providers & Services	SOFR + 325	8.10%	6/17/2031	6,880,869	6,838,507	6,773,665
Nader Upside 2 S.a.r.l.	Term Loan, Tranche B	(4) (5) (8) (14)	Health Care Providers & Services	EURIBOR + 10.25% PIK	13.60%	3/28/2028	€50,075,401	52,948,550	54,269,830
NEFCO Holding Company, LLC	Term Loan, 1st Amendment Incremental	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	11.13%	8/5/2028	554,196	544,709	552,616
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (14)	Building Products	SOFR + 575	11.13%	8/5/2028	847,687	838,202	845,248
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (14)	Building Products	SOFR + 575	11.13%	8/5/2028	639,926	633,487	638,085
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche C	(4) (5) (14)	Building Products	SOFR + 575	11.13%	8/5/2028	1,133,545	1,120,265	1,130,283
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche D	(4) (5) (6) (14)	Building Products	SOFR + 575	11.13%	8/5/2028	3,003,201	2,891,888	2,984,873
NEFCO Holding Company, LLC	Revolver	(4) (5) (6) (14)	Building Products	SOFR + 575	11.13%	8/5/2028	324,306	312,455	321,195
NEFCO Holding Company, LLC	Term Loan	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	11.13%	8/5/2028	6,262,414	6,189,158	6,244,394
NEFCO Holding Company, LLC	Term Loan, Incremental	(3) (4) (5) (14)	Building Products	SOFR + 575	11.13%	8/5/2028	1,290,873	1,277,964	1,287,159
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C1	(4) (5) (14)	Consumer Services	SOFR + 650	11.10%	5/17/2028	95,604	93,290	95,604
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C2	(4) (5) (14)	Consumer Services	SOFR + 650	11.10%	5/17/2028	11,099,962	10,840,367	11,099,962
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche D	(3) (4) (5) (6) (14)	Consumer Services	SOFR + 525	10.21%	5/17/2028	1,393,774	1,171,749	1,260,415
North Haven Fairway Buyer, LLC	Revolver	(3) (4) (5) (6) (14)	Consumer Services	SOFR + 650	11.10%	5/17/2028	1,595,940	1,562,755	1,595,940
North Haven Fairway Buyer, LLC	Term Loan	(2) (4) (5) (14)	Consumer Services	SOFR + 650	11.10%	5/17/2028	10,047,417	9,912,995	10,047,417
North Haven Stallone Buyer, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 575	10.67%	5/24/2027	197,545	195,144	194,716
North Haven Stallone Buyer, LLC	Delayed Draw Term Loan A, 5th Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 600	10.92%	5/24/2027	4,757,825	4,675,348	4,721,402
North Haven Stallone Buyer, LLC	Delayed Draw Term Loan B, 5th Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 600	10.92%	5/24/2027	11,916,183	11,710,700	11,824,962
North Haven Stallone Buyer, LLC	Delayed Draw Term Loan, 5th Amendment, Tranche C	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 600	10.92%	5/24/2027	2,460,704	2,339,411	2,405,705
Nuvei Technologies Corp.	Term Loan, Tranche B1	(3) (4) (5) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 300	7.96%	7/19/2031	1,150,000	1,147,125	1,126,563
Nuvei Technologies Corp.	Term Loan, Tranche B2	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 300	7.96%	7/18/2031	1,282,059	1,278,854	1,267,636
Oak Purchaser, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Professional Services	SOFR + 550	9.75%	4/28/2028	5,030,030	4,966,999	4,904,852
Oak Purchaser, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 550	9.75%	4/28/2028	2,444,809	2,429,275	2,403,152
Oak Purchaser, Inc.	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 550	9.75%	4/28/2028	835,719	821,161	819,823
OneDigital Borrower, LLC	Term Loan	(3) (4) (14)	Insurance	SOFR + 325	8.10%	7/2/2031	5,000,000	4,981,250	4,952,100

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Loans (79.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Ontario Gaming GTA LP	Term Loan, Tranche B	(2) (3) (4) (14)	Hotels, Restaurants & Leisure	SOFR + 425	8.89%	8/1/2030	3,970,000	3,945,320	3,963,370
Optiv Security, Inc.	Term Loan	(3) (4) (14)	IT Services	SOFR + 525	10.53%	7/31/2026	6,930,000	6,742,348	6,239,911
Oranje Holdco, Inc.	Term Loan, Incremental	(3) (4) (5) (14)	Professional Services	SOFR + 725	12.50%	2/1/2029	2,530,442	2,482,042	2,479,562
Oranje Holdco, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Professional Services	SOFR + 750	12.75%	2/1/2029	6,038,961	5,905,670	6,019,511
Packaging Coordinators Midco, Inc.	Term Loan, Tranche B	(3) (4) (14)	Containers, Packaging & Glass	SOFR + 325	8.10%	11/30/2027	6,861,913	6,855,985	6,855,463
Parexel International Corp.	Term Loan	(3) (4) (14)	Health Care Providers & Services	SOFR + 300	7.85%	11/15/2028	1,641,336	1,637,652	1,641,024
Park County Holdings, LLC	Term Loan	(2) (3) (4) (5) (11) (14)	Entertainment	SOFR + 728	12.13%	11/29/2029	57,517,241	56,458,021	56,942,069
PDI TA Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Software	SOFR + 525	10.59%	2/1/2031	22,830,585	22,549,187	22,582,714
Pearls Netherlands Bidco B.V.	Term Loan, Tranche B	(2) (3) (4) (14)	Transportation	SOFR + 400	9.25%	2/26/2029	2,928,202	2,923,158	2,928,202
Pegasus Bidco Ltd.	Term Loan	(3) (4) (5) (14)	Software	SOFR + 450	9.10%	8/16/2031	18,165,933	17,986,607	17,984,274
Peraton Corp.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Aerospace & Defense	SOFR + 375	8.70%	2/1/2028	4,841,277	4,800,528	4,648,643
Performance Health Holdings, Inc.	Term Loan, Tranche B	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	11.11%	7/12/2027	3,222,000	3,187,691	3,222,000
Pestco Intermediate, LLC	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Commercial Services & Supplies	SOFR + 600	11.40%	2/17/2028	830,606	801,725	857,300
Pestco Intermediate, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Commercial Services & Supplies	SOFR + 600	11.40%	2/17/2028	3,650,908	3,566,050	3,721,248
PF Atlantic Holdco 2, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 550	10.51%	11/12/2027	12,681,171	12,536,953	12,681,171
PF Atlantic Holdco 2, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 550	10.78%	11/12/2027	10,060,080	9,923,620	10,060,080
Phoenix Guarantor, Inc.	Term Loan	(3) (4) (14)	Health Care Providers & Services	SOFR + 325	8.10%	2/14/2031	9,950,000	9,856,798	9,918,359
Plano HoldCo Inc.	Term Loan	(3) (4) (5) (14)	IT Services	SOFR + 350	8.09%	8/31/2031	2,000,000	1,990,000	2,000,000
Planview Parent, Inc.	Term Loan	(3) (4) (13) (14)	Software	SOFR + 375	9.08%	12/17/2027	4,949,372	4,768,904	4,949,421
Polaris Newco, LLC	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Software	SOFR + 400	9.51%	6/2/2028	7,617,092	7,531,573	7,483,031
Portugal Street East Limited	Term Loan	(5) (6)	Real Estate Management & Development	11.50%	11.50%	12/20/2026	£7,724,911	9,796,729	10,327,821
Pound Bidco, Inc.	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Software	SOFR + 600	11.35%	2/1/2027	586,830	586,830	563,501
Pound Bidco, Inc.	Term Loan, Restatement	(2) (3) (4) (5) (13) (14)	Software	SOFR + 600	11.35%	2/1/2027	38,307,158	37,920,665	38,072,506
Pound Bidco, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 600	10.96%	2/1/2026	128,571	123,403	122,466
PPV Intermediate Holdings, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Health Care Providers & Services	SOFR + 525	10.56%	8/31/2029	—	(126,663)	(130,435)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Loans (79.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Press Ganey Holdings, Inc.	Term Loan, Tranche B	(3) (4) (14)	Health Care Technology	SOFR + 350	8.82%	4/24/2031	3,000,000	2,971,238	2,992,500
Primetech Holdco S.a.r.l.	Term Loan	(3) (5) (8)	Insurance	12.00% PIK	12.00%	7/28/2029	€28,924,685	28,812,929	31,231,571
Proampac PG Borrower LLC	Term Loan	(3) (4) (7) (14)	Containers, Packaging & Glass	SOFR + 400	9.12%	9/15/2028	5,817,651	5,813,284	5,822,015
Project Boost Purchaser, LLC	Revolver	(4) (5) (6) (14)	Professional Services	SOFR + 525	10.31%	5/2/2028	114,082	111,526	114,082
Project Castle, Inc.	Term Loan, Tranche B	(2) (3) (4) (7) (14)	Professional Services	SOFR + 550	10.83%	6/1/2029	4,900,000	4,511,917	4,462,087
Project Leopard Holdings, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Software	SOFR + 525	10.50%	7/20/2029	3,944,799	3,699,951	3,526,493
Proofpoint, Inc.	Term Loan	(3) (4) (14)	Software	SOFR + 300	7.85%	8/31/2028	8,854,619	8,750,315	8,848,066
Propulsion BC Finco S.a.r.l.	Term Loan	(2) (3) (4) (14)	Aerospace & Defense	SOFR + 375	8.70%	9/14/2029	6,003,174	5,991,791	6,014,460
PXO Holdings I Corp.	Term Loan, 1st Amendment Incremental	(3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	10.25%	3/8/2028	2,185,044	2,142,855	2,141,343
PXO Holdings I Corp.	Delayed Draw Term Loan	(4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	10.25%	3/8/2028	2,347,120	2,317,957	2,341,705
PXO Holdings I Corp.	Revolver	(4) (5) (6) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	10.25%	3/8/2028	394,396	379,109	391,363
PXO Holdings I Corp.	Term Loan	(2) (3) (4) (5) (10) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	10.25%	3/8/2028	14,420,090	14,235,957	14,386,827
QBS Parent, Inc.	Term Loan	(2) (3) (4) (14)	IT Services	SOFR + 425	9.20%	9/22/2025	5,906,005	5,463,927	5,752,449
Qnnect, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Aerospace & Defense	SOFR + 675	11.83%	11/2/2029	30,044	14,699	36,967
Qnnect, LLC	Term Loan	(2) (3) (4) (5) (14)	Aerospace & Defense	SOFR + 675	11.83%	11/2/2029	2,600,915	2,538,271	2,626,924
Quantic Electronics, LLC	Term Loan, 2nd Amendment Incremental	(2) (3) (4) (5) (13) (14)	Aerospace & Defense	SOFR + 625	10.95%	11/19/2026	1,965,015	1,947,928	1,961,902
Quantic Electronics, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (13) (14)	Aerospace & Defense	SOFR + 625	10.95%	3/1/2027	1,780,261	1,764,069	1,777,440
Quantic Electronics, LLC	Revolver, 3rd Amendment	(4) (5) (6) (13) (14)	Aerospace & Defense	SOFR + 625	10.95%	11/19/2026	230,141	226,319	229,412
Quantic Electronics, LLC	Term Loan, 3rd Amendment	(2) (3) (4) (5) (13) (14)	Aerospace & Defense	SOFR + 625	10.95%	11/19/2026	2,774,900	2,749,059	2,770,505
Quantic Electronics, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Aerospace & Defense	SOFR + 625	10.95%	3/1/2027	1,436,526	1,423,211	1,434,250
Quest Software US Holdings, Inc.	Term Loan	(2) (3) (4) (7) (13) (14)	High Tech Industries	SOFR + 425	9.65%	2/1/2029	11,253,032	8,935,480	7,483,266
Rackspace Technology Global, Inc.	Term Loan	(3) (4) (13) (14)	Software	SOFR + 275	7.98%	5/15/2028	8,111,312	4,430,439	4,456,192
Radwell Parent LLC	Term Loan, 1st Amendment	(2) (3) (4) (5) (14)	Distributors	SOFR + 550	10.10%	4/1/2029	18,279,075	17,854,509	18,288,080
Radwell Parent LLC	Revolver	(4) (5) (6) (14)	Distributors	SOFR + 550	10.10%	4/1/2028	279,069	251,211	279,069
RealPage, Inc.	Term Loan	(3) (4) (13) (14)	Software	SOFR + 300	7.96%	4/24/2028	4,954,042	4,860,275	4,805,421
Redstone Holdco 2 LP	Term Loan	(2) (3) (4) (13) (14)	Computers and Electronics Retail	SOFR + 475	10.26%	4/27/2028	11,307,959	9,560,811	8,594,049
Rocket Software, Inc.	Term Loan	(3) (4) (14)	Software	SOFR + 475	9.60%	11/28/2028	9,924,874	9,815,210	9,926,959

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Loans (79.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Rome Bidco Ltd.	Delayed Draw Term Loan, Capex Facility	(3) (4) (5) (6) (8) (14)	Hotels, Restaurants & Leisure	SONIA + 125, 6.62% PIK	12.82%	12/23/2027	£3,706,823	4,746,573	5,164,870
Rome Bidco Ltd.	Term Loan	(2) (3) (4) (5) (8) (14)	Hotels, Restaurants & Leisure	SONIA + 125, 6.62% PIK	12.82%	12/23/2027	£36,272,254	48,362,912	49,949,024
SCP Eye Care HoldCo, LLC	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 550	10.45%	10/5/2029	24,724	23,850	24,675
SCP Eye Care HoldCo, LLC	Term Loan, Incremental	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 550	10.49%	10/7/2029	547,765	517,475	545,682
SCP Eye Care HoldCo, LLC	Term Loan	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 550	10.45%	10/5/2029	118,602	115,385	118,429
Skopima Merger Sub, Inc.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	High Tech Industries	SOFR + 400	8.96%	5/12/2028	2,910,000	2,895,990	2,902,725
Smarsh, Inc.	Delayed Draw Term Loan	(4) (5) (6) (14)	Software	SOFR + 575	10.35%	2/16/2029	510,180	496,370	510,180
Smarsh, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 575	10.35%	2/16/2029	4,081,438	4,020,685	4,081,438
SonicWall US Holdings, Inc.	Term Loan	(3) (4) (14)	Electronic Equipment, Instruments & Components	SOFR + 500	9.60%	5/16/2028	6,975,000	6,863,072	6,867,446
Sophia LP	Term Loan, Tranche B	(3) (4) (13) (14)	Software	SOFR + 350	8.45%	10/9/2029	5,861,427	5,829,823	5,873,326
Sovos Compliance, LLC	Term Loan	(3) (4) (13) (14)	Software	SOFR + 450	9.46%	8/11/2028	4,956,717	4,906,808	4,949,976
Speedstar Holding Corp.	Term Loan, 3rd Amendment Incremental	(3) (4) (5) (6) (14)	Automotives	SOFR + 600	11.32%	7/2/2027	12,059,172	11,863,668	11,813,146
Spotless Brands, LLC	Delayed Draw Term Loan	(4) (5) (14)	Consumer Services	SOFR + 575	10.80%	7/25/2028	7,477,500	7,310,613	7,464,788
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (14)	Consumer Services	SOFR + 575	10.80%	7/25/2028	4,103,200	4,045,324	4,096,225
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (14)	Consumer Services	SOFR + 575	10.80%	7/25/2028	927,918	914,908	926,341
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche E	(4) (5) (6) (14)	Consumer Services	SOFR + 550	10.56%	7/28/2028	1,356,008	1,107,343	1,110,488
Spotless Brands, LLC	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 575	10.80%	7/25/2028	657,620	643,622	655,757
Spotless Brands, LLC	Term Loan	(2) (4) (5) (14)	Consumer Services	SOFR + 575	10.80%	7/25/2028	20,762,628	20,473,290	20,727,331
Star Parent, Inc.	Term Loan, Tranche B	(3) (4) (14)	Health Care Providers & Services	SOFR + 375	8.35%	9/27/2030	2,985,000	2,944,790	2,899,928
Summit Acquisition, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Insurance	SOFR + 650	11.10%	5/1/2030	7,369,325	7,117,921	7,551,068
Tank Holding Corp.	Delayed Draw Term Loan, Incremental	(2) (4) (5) (6) (13) (14)	Capital Equipment	SOFR + 600	10.95%	3/31/2028	2,599,468	2,517,420	2,556,177
Tank Holding Corp.	Term Loan, Incremental	(2) (3) (4) (5) (13) (14)	Capital Equipment	SOFR + 600	10.95%	3/31/2028	9,991,901	9,797,108	9,891,982
Tank Holding Corp.	Revolver	(4) (5) (6) (13) (14)	Capital Equipment	SOFR + 575	10.70%	3/31/2028	1,172,414	1,152,570	1,155,862
Tank Holding Corp.	Term Loan	(2) (3) (4) (5) (13) (14)	Capital Equipment	SOFR + 575	10.70%	3/31/2028	43,881,324	43,330,846	43,442,511
Teneo Holdings, LLC	Term Loan, Tranche B	(3) (4) (14)	Professional Services	SOFR + 475	9.26%	3/11/2031	2,487,500	2,463,726	2,495,286

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Loans (79.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *		Amortized Cost	Fair Value
The Very Group Ltd.	Term Loan, Tranche A	(3) (5)	Consumer Services	13.50%	13.50%	2/26/2026		£4,684,004	5,775,135	6,184,002
Tiger Acquisition, LLC	Term Loan	(2) (3) (4) (7) (13) (14)	High Tech Industries	SOFR + 325	8.20%	6/1/2028		4,785,194	4,780,232	4,755,286
Titan Acquisition Ltd.	Term Loan, Tranche B	(3) (4) (14)	Machinery	SOFR + 500	10.33%	2/1/2029		1,995,000	1,967,216	1,983,369
TK Elevator U.S. Newco, Inc.	Term Loan, Tranche B	(3) (4) (14)	Machinery	SOFR + 350	8.59%	4/30/2030		9,966,712	9,960,468	9,983,357
Trader Corporation	Term Loan, Incremental	(3) (4) (5) (14)	Automotives	CORRA + 550	9.80%	12/22/2029	C$	1,205,074	872,218	890,919
Trader Corporation	Term Loan	(2) (3) (4) (5) (6) (14)	Automotives	CORRA + 550	9.80%	12/22/2029	C$	2,974,932	2,139,675	2,199,366
TransDigm, Inc.	Term Loan, Tranche J	(3) (4) (14)	Aerospace & Defense	SOFR + 250	7.10%	2/13/2031		1,990,013	1,985,475	1,981,654
Trioworld Midco 2 AB	Term Loan	(4) (5) (8) (14)	Containers, Packaging & Glass	EURIBOR + 10.25% PIK	13.91%	10/17/2028		€35,264,592	36,569,621	38,960,349
Triton Water Holdings, Inc.	Term Loan	(2) (3) (4) (13) (14)	Beverage, Food & Tobacco	SOFR + 325	8.12%	3/31/2028		8,234,240	8,207,802	8,216,619
Truist Insurance Holdings LLC	Term Loan	(3) (4) (14)	Insurance	SOFR + 325	7.85%	5/6/2031		7,000,000	6,985,583	6,982,500
TTF Holdings, LLC	Term Loan	(3) (4) (5) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 375	8.60%	7/18/2031		2,000,000	1,980,346	2,000,000
Tufin Software North America, Inc.	Term Loan, 1st Amendment Incremental	(4) (5) (6) (13) (14)	Software	SOFR + 695	11.90%	8/25/2028		8,664,648	8,518,383	8,596,762
Tufin Software North America, Inc.	Term Loan	(2) (4) (5) (6) (13) (14)	Software	SOFR + 695	11.90%	8/25/2028		27,383,773	26,990,371	27,159,176
UKG, Inc.	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 325	8.55%	2/10/2031		9,975,000	9,963,179	9,975,000
United Flow Technologies Intermediate Holdco II, LLC	Term Loan	(3) (4) (5) (6) (14)	Environmental Industries	SOFR + 525	9.86%	6/21/2031		10,111,732	9,868,454	9,929,917
USR Parent, Inc.	Term Loan, 3rd Amendment	(2) (3) (4) (5) (11) (13) (14)	Specialty Retail	SOFR + 760	12.80%	4/25/2027		3,444,444	3,424,518	3,419,321
Vensure Employer Services, Inc.	Term Loan	(3) (4) (5) (6) (14)	Professional Services	SOFR + 500	9.59%	9/27/2031		58,415,233	57,665,233	57,665,233
Verifone Systems, Inc.	Term Loan	(2) (3) (4) (7) (14)	High Tech Industries	SOFR + 400	9.33%	8/20/2025		2,613,831	2,608,586	2,389,486
VGL Midco Ltd.	Term Loan, Tranche A	(3) (5) (8)	Consumer Services	15.00% PIK	15.00%	11/28/2025		£2,515,982	3,090,468	3,321,696
VGL Midco Ltd.	Term Loan, Tranche B1	(5) (7) (8)	Consumer Services	8.75%, 5.25% PIK	14.00%	11/1/2025		£13,503,241	17,095,078	18,053,161
VGL Midco Ltd.	Term Loan, Tranche B2	(5) (8)	Consumer Services	14.00% PIK	14.00%	11/1/2025		£14,081,399	17,830,745	18,826,130
Vision Solutions, Inc.	Term Loan, Incremental	(2) (3) (4) (14)	Software	SOFR + 400	9.25%	4/24/2028		7,907,956	7,525,738	7,685,585
Voyage Australia Pty Ltd.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Telecommunications	SOFR + 350	9.04%	7/20/2028		5,834,778	5,831,994	5,826,025
VS Buyer, LLC	Term Loan, Tranche B	(3) (4) (5) (14)	Software	SOFR + 325	8.35%	4/4/2031		3,990,000	3,980,485	3,988,324
WestJet Loyalty LP	Term Loan, Tranche B	(3) (4) (14)	Passenger Airlines	SOFR + 375	9.08%	2/14/2031		4,975,000	4,928,403	4,916,942
White Cap Buyer, LLC	Term Loan, Tranche B	(3) (4) (14)	Trading Companies & Distributors	SOFR + 325	8.35%	10/19/2029		5,000,000	4,975,000	4,961,250
Wilsonart, LLC	Term Loan, Tranche B	(3) (4) (5) (14)	Building Products	SOFR + 425	8.85%	7/25/2031		5,000,000	4,925,000	4,941,650
Windsor Holdings III, LLC	Term Loan, Tranche B	(3) (4) (14)	Chemicals, Plastics & Rubber	SOFR + 350	8.46%	8/1/2030		3,960,125	3,906,858	3,972,164
Wineshipping.com, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	11.20%	10/29/2027		369,827	365,760	327,847

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Loans (79.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Wineshipping.com, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	10.74%	10/29/2027	13,520,949	13,363,505	11,986,141
Wineshipping.com, LLC	Revolver	(2) (3) (4) (5) (6) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	10.91%	10/29/2027	1,747,842	1,725,925	1,522,384
Wood Mackenzie Ltd.	Term Loan, Tranche B	(2) (3) (4) (14)	Professional Services	SOFR + 350	8.60%	1/31/2031	3,690,750	3,682,137	3,694,441
Yellowstone Buyer Acquisition, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Goods: Durable	SOFR + 575	11.13%	9/14/2027	6,556,230	6,482,787	6,150,132
YLG Holdings, Inc.	Delayed Draw Term Loan, 3rd Amendment	(3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 500	10.25%	10/31/2025	291,190	291,190	291,190
YLG Holdings, Inc.	Delayed Draw Term Loan	(2) (3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 500	10.25%	11/1/2025	1,421,209	1,415,727	1,426,310
YLG Holdings, Inc.	Delayed Draw Term Loan	(3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 500	10.25%	10/31/2025	170,909	170,909	171,522
YLG Holdings, Inc.	Delayed Draw Term Loan	(3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 500	10.06%	10/31/2025	210,224	210,224	210,224
YLG Holdings, Inc.	Term Loan, Incremental	(2) (3) (4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	10.25%	11/1/2025	3,454,595	3,446,564	3,466,995
First Lien Debt Total								$2,774,978,617	$2,784,732,475

Second Lien Debt (4.0% of Net Assets)
11852604 Canada, Inc.	Term Loan	(4) (5) (8) (13) (14)	Health Care Providers & Services	SOFR + 9.50% PIK	14.25%	9/30/2028	$39,315,898	$38,918,425	$38,333,001
520 Mezz Owner 2, LLC	Term Loan, Mezzanine	(4) (5) (6) (8) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 12.62% PIK	17.73%	3/2/2026	14,338,353	14,204,581	14,272,162
Aimbridge Acquisition Co., Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 750	12.82%	2/1/2027	1,712,000	1,700,431	1,667,173
AP Plastics Acquisition Holdings, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 725	12.20%	8/10/2029	19,090,000	18,719,986	19,090,000
AQA Acquisition Holding, Inc.	Term Loan, Incremental	(2) (3) (4) (5) (13) (14)	High Tech Industries	SOFR + 750	12.85%	3/3/2029	5,538,462	5,446,483	5,538,462
ARCO BPS Holdings Ltd.	Term Loan, Mezzanine	(2) (3) (4) (5) (14)	Banking, Finance, Insurance & Real Estate	EURIBOR + 850	12.04%	6/30/2026	€1,876,305	2,043,694	2,020,728
Delta TopCo, Inc.	Term Loan	(3) (4) (14)	Computers and Electronics Retail	SOFR + 525	9.95%	12/24/2030	5,000,000	4,976,091	5,020,850
Fastlane Parent Co., Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Automotives	SOFR + 875	14.10%	2/4/2027	2,500,000	2,455,875	2,475,000
National Mentor Holdings, Inc.	Term Loan	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 725	11.85%	3/2/2029	2,000,000	1,987,060	1,818,340
Neptune Bidco US, Inc.	Term Loan	(2) (3) (4) (5) (7) (13) (14)	Professional Services	SOFR + 975	15.15%	10/11/2029	43,000,000	41,922,200	43,215,000
PAI Holdco, Inc.	Term Loan	(2) (3) (4) (5) (8) (13) (14)	Automotives	SOFR + 550, 2.00% PIK	12.90%	10/28/2028	3,649,334	3,588,610	3,300,628

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Loans (79.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Peraton Corp.	Term Loan, Tranche B1	(2) (3) (4) (13) (14)	Aerospace & Defense	SOFR + 775	12.97%	2/1/2029	4,444,944	4,400,580	4,161,578
RXR Atlas Mezz, LLC	Term Loan, Mezzanine	(4) (5) (14) (15)	Real Estate Management & Development	SOFR + 1000	15.34%	8/25/2025	5,000,000	4,955,488	3,750,000
SonicWall US Holdings, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Electronic Equipment, Instruments & Components	SOFR + 750	12.25%	5/18/2026	1,500,000	1,456,305	1,381,875
TruGreen Limited Partnership	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 850	13.85%	11/2/2028	2,000,000	1,975,089	1,680,000
Second Lien Debt Total								$148,750,898	$147,724,797
Corporate Loans Total								$2,923,729,515	$2,932,457,272

Investments—Collateralized Loan Obligations (21.1% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
522 Funding CLO Ltd.	Series 2019-5A,Class ER	(4) (5) (7) (14)	SOFR + 676	12.06%	4/15/2035	$1,400,000	$1,252,851	$1,319,832
720 East CLO IV Ltd.	Series 2024-1A, Class E	(4) (5) (7) (14)	SOFR + 650	11.79%	4/15/2037	1,000,000	1,000,000	1,015,245
720 East CLO Ltd.	Series 2023-2A, Class D	(4) (5) (7) (14)	SOFR + 515	10.55%	10/15/2036	2,000,000	2,000,000	2,051,500
ABPCI Direct Lending Fund CLO Ltd.	Series 2019-5A, Class CRR	(3) (4) (5) (7) (14)	SOFR + 575	11.03%	1/20/2036	5,275,000	5,275,000	5,416,876
ABPCI Direct Lending Fund CLO Ltd.	Series 2024-17A, Class D	(3) (4) (5) (7) (14)	SOFR + 470	9.95%	8/1/2036	3,300,000	3,300,000	3,340,940
AGL CLO 1 Ltd.	Series 2019-1A, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 650	12.04%	10/20/2034	5,500,000	5,177,706	5,383,043
AGL CLO 17 Ltd.	Series 2022-17A, Class E	(2) (4) (5) (7) (14)	SOFR + 635	11.63%	1/21/2035	1,250,000	1,254,450	1,249,963
AGL CLO 20 Ltd.	Series 2022-20A, Class ER	(4) (5) (7) (14)	SOFR + 640	11.29%	10/20/2037	2,700,000	2,700,000	2,700,554
AGL CLO 5 Ltd.	Series 2020-5A, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 645	11.99%	7/20/2034	2,000,000	1,827,040	1,999,686
AGL CLO 9 Ltd.	Series 2020-9A, Class ER	(4) (5) (7) (14)	SOFR + 650	11.78%	4/20/2037	5,600,000	5,600,000	5,601,904
AGL CLO 19 Ltd.	Series 2022-19A, Class E	(2) (4) (5) (7) (14)	SOFR + 801	13.29%	7/21/2035	6,050,000	5,893,173	6,075,289
AGL CLO Ltd.	Series 2022-20A, Class E	(2) (3) (4) (5) (7) (14)	SOFR + 836	13.64%	7/20/2035	2,700,000	2,611,669	2,700,000
Aimco CLO 20 Ltd.	Series 2023-20A, Class E	(4) (5) (7) (14)	SOFR + 700	12.29%	10/16/2036	6,000,000	6,000,000	6,134,640
Allegany Park CLO Ltd.	Series 2019-1A, Class ER	(4) (5) (7) (14)	SOFR + 640	11.68%	1/20/2035	1,500,000	1,415,986	1,475,312
Anchorage Capital CLO Ltd.	Series 2021-18A, Class E	(2) (4) (5) (7) (13) (14)	SOFR + 646	12.02%	4/15/2034	4,000,000	3,969,734	4,006,004
Anchorage Capital CLO Ltd.	Series 2021-21A, Class SUB	(4) (5) (7) (12)			10/20/2034	8,830,000	6,248,124	4,484,386
Anchorage Capital CLO Ltd.	Series 2019-13A, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 670	12.26%	4/15/2034	6,400,000	6,314,905	6,414,400
Antares CLO Ltd.	Series 2017-1A, Class DR	(2) (4) (5) (7) (13) (14)	SOFR + 365	9.19%	4/20/2033	5,000,000	4,703,221	5,000,465
Antares CLO Ltd.	Series 2017-2A, Class DR	(4) (5) (7) (13) (14)	SOFR + 375	9.29%	10/20/2033	2,000,000	1,917,084	2,001,402
Apidos CLO Ltd.	Series 2012-11A, Class ER3	(4) (5) (7) (13) (14)	SOFR + 657	12.12%	4/17/2034	1,528,500	1,363,292	1,535,306
Apidos CLO Ltd.	Series 2023-45A, Class E	(4) (5) (7) (14)	SOFR + 840	13.68%	4/26/2036	2,470,000	2,424,599	2,530,399
ARBOUR CLO IX DAC	Series 9X, Class E	(4) (5) (14) (16)	EURIBOR + 579	9.48%	4/15/2034	€2,337,000	2,196,164	2,544,573
Ares European CLO XVI DAC	Series 16X, Class ER	(4) (5) (14) (16)	EURIBOR + 724	11.01%	7/15/2037	€6,000,000	6,453,261	6,709,559
Ares CLO Ltd.	Series 2021-60A, Class SUB	(4) (5) (7) (12)			7/18/2034	6,500,000	4,392,850	3,810,859
Ares CLO Ltd.	Series 2022-66A, Class DR	(4) (5) (7) (14)	SOFR + 500	10.28%	7/25/2036	6,750,000	6,750,000	6,913,067
Ares CLO Ltd.	Series 2017-43A, Class ER	(4) (5) (7) (13) (14)	SOFR + 686	12.42%	7/15/2034	7,333,334	6,952,452	7,334,911

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Collateralized Loan Obligations (21.1% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Audax Senior Debt CLO, LLC	Series 2024-9A, Class D	(4) (5) (7) (14)	SOFR + 520	10.48%	4/20/2036	5,000,000	5,000,000	5,080,290
Avoca CLO XXVIII DAC	Series 28A, Class E	(3) (4) (5) (7) (14)	EURIBOR + 736	11.05%	4/15/2037	€1,350,000	1,367,295	1,507,092
Babson CLO Ltd.	Series 2019-2A, Class DR	(4) (5) (7) (13) (14)	SOFR + 678	12.34%	4/15/2036	1,600,000	1,448,627	1,599,792
Babson CLO Ltd.	Series 2020-1A, Class ER	(4) (5) (7) (13) (14)	SOFR + 665	12.21%	10/15/2036	1,600,000	1,466,105	1,590,203
Babson CLO Ltd.	Series 2022-4A, Class E	(4) (5) (7) (14)	SOFR + 840	13.68%	10/20/2034	1,333,334	1,245,686	1,333,334
Babson CLO Ltd.	Series 2021-3A, Class SUB	(4) (5) (7) (12)			1/18/2035	14,100,000	9,545,945	6,972,207
Ballyrock CLO 26 Ltd.	Series 2024-26A, Class C2	(4) (5) (7) (14)	SOFR + 470	10.03%	7/25/2037	8,250,000	8,250,000	8,241,338
Ballyrock CLO Ltd.	Series 2022-21A, Class D	(4) (5) (7) (14)	SOFR + 876	14.04%	10/20/2035	1,000,000	964,500	1,000,000
Ballyrock CLO Ltd.	Series 2023-24A, Class D	(4) (5) (7) (14)	SOFR + 837	13.67%	7/15/2036	3,350,000	3,326,926	3,436,654
Barings Middle Market CLO Ltd.	Series 2023-IA, Class C	(4) (5) (7) (14)	SOFR + 640	11.68%	1/20/2036	2,750,000	2,750,000	2,840,299
Battalion CLO Ltd.	Series 2017-11A, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 685	12.39%	4/24/2034	3,000,000	2,976,724	2,667,069
BCC Middle Market CLO Ltd.	Series 2023-1A, Class D	(4) (5) (7) (14)	SOFR + 665	11.93%	7/20/2035	3,350,000	3,350,000	3,429,499
Benefit Street Partners CLO V-B Ltd.	Series 2018-5BA, Class ER	(4) (5) (7) (14)	SOFR + 630	11.60%	7/20/2037	10,710,000	10,710,000	10,758,795
Benefit Street Partners CLO Ltd.	Series 2016-10A, Class DRR	(2) (4) (5) (7) (13) (14)	SOFR + 675	12.29%	4/20/2034	3,500,000	3,446,472	3,504,907
Benefit Street Partners CLO Ltd.	Series 2022-29A, Class E	(4) (5) (7) (14)	SOFR + 781	13.09%	1/25/2036	1,666,667	1,651,663	1,695,412
Benefit Street Partners CLO Ltd.	Series 2023-32A, Class E	(4) (5) (7) (14)	SOFR + 735	12.63%	10/25/2036	4,000,000	4,000,000	4,087,556
Benefit Street Partners CLO XXXIV Ltd.	Series 2024-34A, Class E	(4) (5) (7) (14)	SOFR + 670	11.98%	7/25/2037	4,000,000	4,000,000	4,035,832
Birch Grove Clo 9 Ltd.	Series 2024-9A, Class E	(3) (4) (5) (7) (14)	SOFR + 625	11.43%	10/22/2037	2,500,000	2,500,000	2,498,433
Birch Grove CLO Ltd.	Series 19A, Class ERR	(4) (5) (7) (14)	SOFR + 694	12.26%	7/17/2037	7,000,000	6,935,615	7,042,357
Birch Grove CLO Ltd.	Series 2023-6A, Class D	(4) (5) (7) (14)	SOFR + 583	11.11%	7/20/2035	5,000,000	4,954,664	5,132,500
BlackRock European CLO DAC	Series 14A, Class E	(4) (5) (7) (14)	EURIBOR + 767	11.36%	7/15/2036	€1,150,000	1,197,491	1,289,392
BlackRock European CLO DAC	Series 5X, Class SUB	(4) (5) (12) (16)			7/16/2031	€2,750,000	1,124,954	796,033
BlueMountain CLO Ltd.	Series 2019-24A, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 684	12.38%	4/20/2034	4,000,000	3,996,912	3,828,168
BlueMountain CLO Ltd.	Series 2019-25A, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 725	12.81%	7/15/2036	5,725,000	5,706,788	5,490,578
BlueMountain CLO Ltd.	Series 2021-31A, Class E	(4) (5) (7) (13) (14)	SOFR + 653	12.07%	4/19/2034	735,000	644,600	714,725
BlueMountain CLO Ltd.	Series 2021-33A, Class SUB	(4) (5) (7) (12)			11/20/2034	5,900,000	4,321,192	3,404,880
Brightwood Capital MM CLO Ltd.	Series 2023-1A, Class C	(4) (5) (7) (14)	SOFR + 480	10.13%	10/15/2035	2,900,000	2,846,204	2,969,185
Bryant Park Funding Ltd.	Series 2023-21A, Class D	(4) (5) (7) (14)	SOFR + 545	10.73%	10/18/2036	4,800,000	4,800,000	4,909,627
Buckhorn Park CLO Ltd.	Series 2019-1A, Class SUB	(4) (5) (7) (12)			7/18/2034	14,400,000	9,942,724	8,364,235
CBAM 2017-3 Ltd.	Series 2017-3A, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 711	12.66%	7/17/2034	4,000,000	3,968,463	3,875,696
CBAM 2021-15 LLC	Series 2021-15A, Class SUB	(4) (5) (7) (12)			1/15/2036	11,267,262	7,444,531	4,725,296
Cedar Funding CLO Ltd.	Series 2016-6A, Class SUB	(4) (5) (7) (12)			4/20/2034	17,821,729	12,234,078	9,958,248
CIFC European Funding CLO IV DAC	Series 4X, Class E	(4) (5) (14) (16)	EURIBOR + 597	9.64%	8/18/2035	€2,845,000	2,760,225	3,203,013
CIFC Funding Ltd.	Series 2017-5A, Class ER	(4) (5) (7) (14)	SOFR + 615	11.48%	7/17/2037	4,750,000	4,750,000	4,721,457
CIFC Funding Ltd.	Series 2018-5A, Class ER	(4) (5) (7) (14)	SOFR + 660	11.90%	7/15/2038	3,000,000	3,000,000	3,006,330
CIFC Funding Ltd.	Series 2019-2A, Class ER	(4) (5) (7) (13) (14)	SOFR + 659	12.14%	4/17/2034	2,850,000	2,833,385	2,863,706
CIFC Funding Ltd.	Series 2020-4A, Class E	(4) (5) (7) (13) (14)	SOFR + 685	12.41%	1/15/2034	2,400,000	2,378,700	2,415,823
CIFC Funding Ltd.	Series 2021-3A, Class E1	(4) (5) (7) (13) (14)	SOFR + 640	11.96%	7/15/2036	1,500,000	1,475,384	1,503,780

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Collateralized Loan Obligations (21.1% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
CIFC Funding Ltd.	Series 2024-2A, Class E	(4) (5) (7) (14)	SOFR + 640	11.73%	4/22/2037	5,650,000	5,650,000	5,771,226
CIFC Funding Ltd.	Series 2015-4A, Class SUB	(4) (5) (7) (12)			4/20/2034	5,952,500	2,637,967	1,964,004
CIFC Funding Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	SOFR + 715	12.45%	10/15/2037	6,000,000	6,000,000	6,127,536
CIFC Funding Ltd.	Series 2023-3A, Class E	(4) (5) (7) (14)	SOFR + 765	12.93%	1/20/2037	7,000,000	7,000,000	7,134,687
Clover CLO Ltd.	Series 2021-1A, Class E	(2) (4) (5) (7) (13) (14)	SOFR + 660	12.14%	4/22/2034	3,000,000	3,000,000	3,003,570
CVC Cordatus Loan Fund XXVII DAC	Series 27A, Class E	(4) (5) (7) (14)	EURIBOR + 835	12.04%	4/15/2035	€2,125,000	2,216,494	2,437,456
Crown Point CLO Ltd.	Series 2021-10A, Class E	(2) (4) (5) (7) (13) (14)	SOFR + 685	12.39%	7/20/2034	3,000,000	2,928,990	2,981,967
Crown Point CLO Ltd.	Series 2019-8A, Class ER	(4) (5) (7) (13) (14)	SOFR + 713	12.67%	10/20/2034	3,462,500	3,041,714	3,464,723
CVC Cordatus Loan Fund XXII DAC	Series 22X, Class E	(4) (5) (14) (16)	EURIBOR + 616	9.64%	12/15/2034	€1,550,000	1,542,296	1,728,827
Danby Park CLO Ltd.	Series 2022-1A, Class M1	(4) (5) (7) (12)			10/21/2035	7,190,750	—	105,086
Danby Park CLO Ltd.	Series 2022-1A, Class M2	(4) (5) (7) (12)			10/21/2035	7,190,750	—	244,917
Danby Park CLO Ltd.	Series 2022-1A, Class SUB	(4) (5) (7) (12)			10/21/2035	7,190,750	5,836,034	7,683,173
Davis Park CLO Ltd.	Series 2022-1A, Class E	(2) (4) (5) (7) (14)	SOFR + 695	12.23%	4/20/2035	5,000,000	5,000,000	5,017,865
Dryden Senior Loan Fund CLO Ltd.	Series 2021-95A, Class SUB	(4) (5) (7) (12)			8/20/2034	4,915,323	3,592,877	2,327,559
Dryden Senior Loan Fund CLO Ltd.	Series 2022-106A, Class E	(4) (5) (7) (14)	SOFR + 887	14.17%	10/15/2035	1,333,334	1,285,956	1,342,767
Elevation CLO Ltd.	Series 2021-13A, Class E	(2) (4) (5) (7) (13) (14)	SOFR + 695	12.51%	7/15/2034	3,000,000	2,952,919	2,760,885
Elmwood CLO I Ltd.	Series 2019-1A, Class ERR	(4) (5) (7) (14)	SOFR + 640	11.68%	4/20/2037	3,637,500	3,623,585	3,671,442
Elmwood CLO 22 Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	SOFR + 765	12.94%	4/17/2036	3,350,000	3,350,000	3,419,107
Empower CLO Ltd.	Series 2022-1A, Class E	(4) (5) (7) (14)	SOFR + 855	13.83%	10/20/2034	1,000,000	956,443	1,008,214
Empower CLO Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	SOFR + 822	13.50%	4/25/2036	2,470,000	2,453,083	2,515,105
Empower CLO Ltd.	Series 2023-2A, Class D	(4) (5) (7) (14)	SOFR + 540	10.70%	7/15/2036	2,000,000	2,000,000	2,053,892
Empower CLO Ltd.	Series 2024-1A, Class D1	(2) (4) (5) (7) (14)	SOFR + 375	9.06%	4/25/2037	14,000,000	14,000,000	14,062,706
Generate CLO 5 Ltd.	Series 5A, Class D2R	(4) (5) (7) (14)	SOFR + 510	10.42%	7/22/2037	6,750,000	6,750,000	6,824,223
Generate CLO 7 Ltd.	Series 7A, Class ER	(4) (5) (7) (14)	SOFR + 694	12.22%	4/22/2037	6,540,000	6,484,165	6,561,536
Generate CLO 8 Ltd.	Series 8A, Class ER	(4) (5) (7) (13) (14)	SOFR + 695	12.49%	10/20/2034	2,820,000	2,627,215	2,825,510
Glenbrook Park CLO DAC	Series 1A, Class E	(4) (5) (7) (14)	EURIBOR + 758	11.27%	7/21/2036	€2,750,000	2,791,796	3,088,007
Golub Capital Partners CLO Ltd.	Series 2021-53A, Class E	(2) (4) (5) (7) (13) (14)	SOFR + 670	12.24%	7/20/2034	4,000,000	3,968,660	4,002,256
Golub Capital Partners CLO Ltd.	Series 2023-68A, Class D	(4) (5) (7) (14)	SOFR + 545	10.73%	7/25/2036	6,750,000	6,750,000	6,903,374
Golub Capital Partners CLO Ltd.	Series 2021-54A, Class D	(4) (5) (7) (13) (14)	SOFR + 385	9.35%	8/5/2033	3,750,000	3,586,773	3,751,605
Golub Capital Partners CLO Ltd.	Series 2013-16A, Class DR2	(4) (5) (7) (13) (14)	SOFR + 400	9.55%	7/25/2033	2,000,000	1,934,797	2,000,490
Golub Capital Partners CLO Ltd.	Series 2024-71A, Class D	(4) (5) (7) (14)	SOFR + 510	10.20%	2/9/2037	7,500,000	7,500,000	7,639,770
Golub Capital Partners CLO Ltd.	Series 2019-42RA, Class DR	(4) (5) (7) (14)	SOFR + 610	11.42%	1/20/2036	4,800,000	4,800,000	4,940,664
Halseypoint CLO Ltd.	Series 2023-7A, Class D	(4) (5) (7) (14)	SOFR + 584	11.12%	7/20/2036	3,100,000	3,071,622	3,195,325
Harvest Clo XXIX DAC	Series 29X, Class ER	(4) (5) (14) (16)	EURIBOR + 627	9.96%	7/15/2037	€5,000,000	5,314,639	5,586,207
HPS Loan Management Ltd.	Series 2023-18A, Class D	(4) (5) (7) (14)	SOFR + 575	11.03%	7/20/2036	3,750,000	3,750,000	3,856,688
HPS Private Credit CLO 2023-1 LLC	Series 2023-1A, Class D	(4) (5) (7) (14)	SOFR + 675	12.05%	7/15/2035	6,000,000	6,000,000	6,139,794
Invesco CLO 2021-1 Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13) (14)	SOFR + 646	12.02%	4/15/2034	3,075,000	2,953,915	3,038,352
Invesco CLO Ltd.	Series 2023-3A, Class E	(4) (5) (7) (14)	SOFR + 816	13.46%	7/15/2036	3,000,000	2,944,491	3,101,421

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Collateralized Loan Obligations (21.1% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Invesco CLO Ltd.	Series 2023-3A, Class D	(4) (5) (7) (14)	SOFR + 540	10.70%	7/15/2036	3,900,000	3,900,000	3,979,225
Invesco US CLO Ltd.	Series 2024-1RA, Class D2R	(4) (5) (7) (14)	SOFR + 550	10.80%	4/15/2037	10,000,000	10,000,000	10,152,440
Ivy Hill Middle Market Credit Fund XXI Ltd.	Series 21A, Class D	(4) (5) (7) (14)	SOFR + 640	11.68%	7/18/2035	2,000,000	2,000,000	2,046,640
Ivy Hill Middle Market Credit Fund XXII Ltd.	Series 2024-22A, Class D	(4) (5) (7) (14)	SOFR + 505	10.25%	4/20/2036	2,500,000	2,500,000	2,542,078
KKR Financial CLO Ltd.	Series 10, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 650	11.71%	9/15/2029	3,000,000	2,974,638	3,024,930
KKR Financial CLO Ltd.	Series 2021-36A, Class SUB	(4) (5) (7) (12)			10/15/2034	8,600,000	5,951,907	5,309,710
KKR CLO 46 Ltd.	Series 2023-46A, Class ER	(4) (5) (7) (14)	SOFR + 700	12.19%	10/20/2037	2,080,000	2,080,000	2,085,899
KKR Financial CLO Ltd.	Series 2023-52A, Class E	(4) (5) (7) (14)	SOFR + 881	14.10%	7/16/2036	1,000,000	976,932	1,036,875
KKR Financial CLO Ltd.	Series 28A, Class ER	(4) (5) (7) (14)	SOFR + 740	12.69%	2/9/2035	6,800,000	6,768,171	6,833,238
KKR Financial CLO Ltd.	Series 35A, Class E	(4) (5) (7) (13) (14)	SOFR + 682	12.36%	10/20/2034	1,500,000	1,385,799	1,501,160
KKR Financial CLO Ltd.	Series 44A, Class D	(4) (5) (7) (14)	SOFR + 500	10.28%	1/20/2036	5,000,000	5,000,000	5,109,715
Logan CLO I Ltd.	Series 2024-5A, Class D2R	(4) (5) (7) (14)	SOFR + 460	9.92%	4/20/2037	3,750,000	3,750,000	3,792,195
Madison Park Euro Funding IX DAC	Series 9X, Class ER	(4) (5) (14) (16)	EURIBOR + 611	9.80%	7/15/2035	€5,725,000	5,537,117	6,326,896
Madison Park Funding Ltd.	Series 2020-47A, Class DR	(4) (5) (7) (14)	SOFR + 390	9.18%	4/19/2037	5,000,000	5,000,000	5,114,155
Madison Park Funding Ltd.	Series 2020-47A, Class ER	(4) (5) (7) (14)	SOFR + 665	11.93%	4/19/2037	5,000,000	5,000,000	5,003,275
Madison Park Funding Ltd.	Series 2022-54A, Class E1	(4) (5) (7) (14)	SOFR + 895	14.23%	10/21/2034	750,000	730,298	758,895
Madison Park Funding Ltd.	Series 2023-63A, Class E	(4) (5) (7) (14)	SOFR + 857	13.85%	4/21/2035	6,000,000	5,864,241	6,125,940
Madison Park Funding Ltd.	Series 2024-58A, Class E	(4) (5) (7) (14)	SOFR + 665	11.97%	4/25/2037	6,000,000	6,000,000	6,103,302
Madison Park Funding Ltd.	Series 2023-63A, Class D	(4) (5) (7) (14)	SOFR + 550	10.78%	4/21/2035	3,500,000	3,500,000	3,557,883
Madison Park Funding LV Ltd.	Series 2022-55A, Class ER	(4) (5) (7) (14)	SOFR + 600	11.28%	7/18/2037	5,500,000	5,500,000	5,519,866
Madison Park Funding XXXII Ltd.	Series 2018-32A, Class ER2	(4) (5) (7) (14)	SOFR + 640	11.68%	7/22/2037	1,800,000	1,800,000	1,802,817
Magnetite CLO Ltd.	Series 2016-17A, Class ER2	(4) (5) (7) (14)	SOFR + 650	11.78%	4/20/2037	6,400,000	6,400,000	6,448,806
Marble Point CLO XX Ltd.	Series 2021-1A, Class E	(2) (4) (5) (7) (13) (14)	SOFR + 711	11.28%	4/23/2034	2,500,000	2,480,530	2,465,993
Marble Point CLO XXI Ltd.	Series 2021-3A, Class E	(2) (4) (5) (7) (13) (14)	SOFR + 720	12.75%	10/17/2034	4,000,000	3,935,668	3,902,716
MidOcean Credit CLO Ltd.	Series 2023-13A, Class D	(4) (5) (7) (14)	SOFR + 509	10.37%	1/21/2037	3,850,000	3,813,742	3,959,213
MidOcean Credit CLO XIV Ltd.	Series 2024-14A, Class SUB	(4) (5) (7) (12)			4/15/2037	3,375,000	2,358,664	2,290,885
Morgan Stanley Eaton Vance CLO 2022-18 Ltd.	Series 2022-18A, Class D	(4) (5) (7) (14)	SOFR + 500	10.28%	10/20/2035	4,000,000	3,977,401	4,023,396
Neuberger Berman CLO Ltd.	Series 2015-20A, Class ERP	(4) (5) (7) (13) (14)	SOFR + 650	12.06%	7/15/2034	1,000,000	914,025	1,001,239
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.	Series 2023-1A, Class D1	(4) (5) (7) (14)	SOFR + 500	10.28%	10/25/2036	3,850,000	3,813,882	3,932,710
OHA Credit Funding 15 Ltd.	Series 2023-15A, Class E	(4) (5) (7) (14)	SOFR + 800	13.28%	4/20/2035	2,450,000	2,450,000	2,506,850
Oak Hill Credit Partners X-R Ltd.	Series 2014-10RA, Class ER	(4) (5) (7) (13) (14)	SOFR + 625	11.79%	4/20/2034	1,500,000	1,473,722	1,508,051
Oaktree CLO Ltd.	Series 2019-2A, Class DR	(4) (5) (7) (14)	SOFR + 719	11.73%	10/15/2037	4,550,000	4,504,508	4,550,874
OCP CLO Ltd.	Series 2023-28A, Class D	(4) (5) (7) (14)	SOFR + 535	10.64%	7/16/2036	5,062,500	5,062,500	5,196,509
Octagon Investment Partners 58 Ltd.	Series 2022-1A, Class E	(2) (4) (5) (7) (14)	SOFR + 720	12.50%	7/15/2037	9,500,000	9,500,000	9,498,680
Octagon 70 Alto Ltd.	Series 2023-1A, Class D	(4) (5) (7) (14)	SOFR + 409	9.37%	10/20/2036	4,850,000	4,715,149	4,913,356
Octagon 70 Alto Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	SOFR + 666	11.94%	10/20/2036	1,575,000	1,501,425	1,577,059
Octagon Investment Partners 40 Ltd.	Series 2019-1A, Class SUB	(4) (5) (7) (12)			1/20/2035	22,500,000	13,082,761	7,535,714

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Collateralized Loan Obligations (21.1% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Octagon Investment Partners 44 Ltd.	Series 2019-1A, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 675	12.31%	10/15/2034	6,425,000	6,332,613	5,880,738
OFSI Fund Ltd.	Series 2023-12A, Class E	(4) (5) (7) (14)	SOFR + 885	14.13%	1/20/2035	350,000	343,771	354,528
OFSI BSL XIV CLO Ltd.	Series 2024-14A, Class E	(4) (5) (7) (14)	SOFR + 774	12.93%	7/20/2037	2,000,000	1,940,287	1,940,368
OHA Credit Funding 16 Ltd.	Series 2023-16A, Class E	(4) (5) (7) (14)	SOFR + 675	12.03%	10/20/2036	8,000,000	8,000,000	8,205,944
Palmer Square CLO 2018-2 Ltd.	Series 2018-2A, Class DR	(4) (5) (7) (14)	SOFR + 700	12.29%	4/16/2037	8,170,000	8,172,401	8,271,733
Palmer Square CLO Ltd.	Series 2018-1A, Class DR	(4) (5) (7) (14)	SOFR + 694	12.22%	4/18/2037	3,300,000	3,317,430	3,340,465
Palmer Square CLO Ltd.	Series 2021-1A, Class D	(4) (5) (7) (13) (14)	SOFR + 600	11.54%	4/20/2034	2,855,082	2,860,209	2,834,971
Palmer Square CLO Ltd.	Series 2022-1A, Class E	(4) (5) (7) (14)	SOFR + 635	11.63%	4/20/2035	2,000,000	1,997,656	2,007,248
Palmer Square CLO Ltd.	Series 2022-4A, Class E	(4) (5) (7) (14)	SOFR + 858	13.86%	10/20/2035	2,666,667	2,547,356	2,688,838
Palmer Square CLO Ltd.	Series 2023-2A, Class E	(4) (5) (7) (14)	SOFR + 824	13.52%	4/20/2036	2,820,000	2,780,955	2,860,797
Palmer Square CLO Ltd.	Series 2023-3A, Class E	(4) (5) (7) (14)	SOFR + 783	13.11%	1/20/2037	3,500,000	3,466,878	3,625,276
Palmer Square CLO Ltd.	Series 2024-2A, Class SUB	(4) (5) (7) (12)			7/20/2037	5,000,000	4,441,966	4,463,717
Palmer Square European CLO Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	EURIBOR + 759	11.28%	7/15/2036	€1,150,000	1,197,189	1,294,877
PennantPark CLO II Ltd.	Series 2020-2A, Class DR	(4) (5) (7) (14)	SOFR + 495	10.25%	4/15/2036	5,000,000	5,000,000	5,017,875
Providus CLO DAC	Series 7A, Class ER	(4) (5) (7) (14)	EURIBOR + 642	10.11%	7/15/2038	€2,250,000	2,397,930	2,502,723
Regatta VI Funding Ltd.	Series 2016-1A, Class ER2	(2) (4) (5) (7) (13) (14)	SOFR + 675	12.29%	4/20/2034	2,500,000	2,308,977	2,503,610
Regatta VIII Funding Ltd.	Series 2017-1A, Class ER	(4) (5) (7) (14)	SOFR + 700	12.32%	4/17/2037	5,560,000	5,560,000	5,604,107
Regatta XXIII Funding Ltd.	Series 2021-4A, Class E	(2) (4) (5) (7) (13) (14)	SOFR + 670	12.24%	1/20/2035	5,000,000	4,830,466	5,015,600
Regatta XXV Funding Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	SOFR + 841	13.71%	7/15/2036	4,250,000	4,171,823	4,359,960
Regatta XXVI Funding Ltd.	Series 2023-2A, Class E	(4) (5) (7) (14)	SOFR + 790	13.18%	1/25/2037	6,000,000	5,886,220	6,220,152
Regatta XXVIII Funding Ltd.	Series 2024-2A, Class E	(4) (5) (7) (14)	SOFR + 685	12.13%	4/25/2037	5,000,000	5,000,000	5,077,290
Rockford Tower CLO Ltd.	Series 2023-1A, Class D	(4) (5) (7) (14)	SOFR + 532	10.60%	1/20/2036	4,300,000	4,259,887	4,421,798
RR Ltd.	Series 2023-26A, Class D	(4) (5) (7) (14)	SOFR + 825	13.55%	4/15/2038	2,750,000	2,730,239	2,805,492
Silver Point CLO, Ltd.	Series 2023-2A, Class E	(4) (5) (7) (14)	SOFR + 899	14.27%	4/20/2035	1,150,000	1,108,249	1,176,609
Sixth Street CLO IX Ltd.	Series 2017-9A, Class ER	(4) (5) (7) (14)	SOFR + 625	11.53%	7/31/2037	6,250,000	6,250,000	6,301,663
Sixth Street CLO XV Ltd.	Series 2020-15A, Class ER	(4) (5) (7) (14)	SOFR + 605	11.33%	10/24/2027	5,000,000	5,000,000	5,000,000
Sixth Street CLO Ltd.	Series 2023-23A, Class E	(4) (5) (7) (14)	SOFR + 705	12.33%	10/23/2036	4,000,000	4,000,000	4,138,932
Sixth Street CLO XXV Ltd.	Series 2024-25A, Class SUB	(4) (5) (7) (12)			7/24/2037	15,000,000	12,316,027	12,406,602
Sound Point CLO Ltd.	Series 2023-36A, Class D	(4) (5) (7) (14)	SOFR + 570	10.98%	7/26/2036	3,000,000	3,000,000	3,085,332
Sound Point CLO Ltd.	Series 2023-37A, Class D	(4) (5) (7) (14)	SOFR + 555	10.81%	1/29/2037	4,800,000	4,800,000	4,982,842
Sound Point CLO Ltd.	Series 2019-2A, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 647	12.03%	7/15/2034	3,000,000	2,953,282	2,571,477
Sound Point CLO Ltd.	Series 2021-1A, Class E	(2) (4) (5) (7) (13) (14)	SOFR + 685	12.40%	4/25/2034	4,000,000	3,937,741	3,716,392
Symphony CLO Ltd.	Series 2021-25A, Class E	(2) (4) (5) (7) (13) (14)	SOFR + 650	12.04%	4/19/2034	3,458,334	3,099,718	3,416,965
Symphony CLO Ltd.	Series 2021-26A, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 750	13.04%	4/20/2033	3,500,000	3,500,000	3,405,276
Symphony CLO Ltd.	Series 2022-33A, Class E	(2) (4) (5) (7) (14)	SOFR + 710	12.38%	4/24/2035	5,000,000	5,000,000	5,005,640
TICP CLO XI Ltd.	Series 2018-11A, Class ER	(4) (5) (7) (14)	SOFR + 670	11.99%	4/25/2037	4,700,000	4,700,000	4,756,912
TICP CLO XII Ltd.	Series 2018-12A, Class ER	(4) (5) (7) (13) (14)	SOFR + 625	11.81%	7/15/2034	987,500	987,787	987,554
Tikehau CLO IX DAC	Series 9A, Class E	(4) (5) (7) (14)	EURIBOR + 691	10.60%	4/20/2036	€2,130,000	2,070,983	2,381,637

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Collateralized Loan Obligations (21.1% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Trinitas CLO Ltd.	Series 2023-23A, Class D	(4) (5) (7) (14)	SOFR + 535	10.63%	10/20/2036	2,000,000	2,000,000	2,042,244
Trinitas Euro CLO IV DAC	Series 4A, Class E	(4) (5) (7) (14)	EURIBOR + 711	10.65%	5/15/2038	€1,400,000	1,398,282	1,558,715
Twin Brook CLO LLC	Series 2024-1A, Class D	(4) (5) (7) (14)	SOFR + 495	10.24%	7/20/2036	6,500,000	6,500,000	6,503,842
Venture CLO Ltd.	Series 2022-45A, Class E	(2) (4) (5) (7) (14)	SOFR + 770	12.98%	7/20/2035	10,000,000	9,786,071	8,402,890
Voya CLO Ltd.	Series 2020-3A, Class SUB	(4) (5) (7) (12)			10/20/2031	5,450,000	3,805,487	3,673,091
Voya CLO Ltd.	Series 2020-2A, Class ER	(4) (5) (7) (13) (14)	SOFR + 640	11.94%	7/19/2034	1,000,000	975,520	991,381
Voya CLO Ltd.	Series 2021-2A, Class E	(4) (5) (7) (13) (14)	SOFR + 660	12.14%	10/20/2034	1,000,000	900,922	987,705
Voya CLO Ltd.	Series 2024-2A, Class SUB	(4) (5) (7) (12)			7/20/2037	10,650,000	9,349,790	9,448,425
Voya CLO Ltd.	Series 2024-4A, Class ER	(4) (5) (7) (14)	SOFR + 670	11.98%	4/30/2037	3,105,000	3,105,000	3,156,236
Voya Euro CLO VI DAC	Series 6A, Class ER	(4) (5) (7) (14)	EURIBOR + 679	10.48%	4/15/2038	€2,500,000	2,675,436	2,836,566
Voya Euro CLO V DAC	Series 5X, Class E	(4) (5) (14) (16)	EURIBOR + 581	9.50%	4/15/2035	€1,416,000	1,369,907	1,576,782
Wellfleet CLO Ltd.	Series 2021-1A, Class E	(2) (4) (5) (7) (13) (14)	SOFR + 661	12.15%	4/20/2034	5,000,000	4,943,992	4,728,545
Wellfleet CLO Ltd.	Series 2021-2A, Class E	(2) (4) (5) (7) (13) (14)	SOFR + 696	12.52%	7/15/2034	6,875,000	6,764,454	6,429,899
Wellington Management CLO 1 Ltd.	Series 2023-1A, Class D	(4) (5) (7) (14)	SOFR + 485	10.13%	10/20/2036	3,150,000	3,150,000	3,209,576
Wellman Park CLO Ltd.	Series 2021-1A, Class ER	(4) (5) (7) (14)	SOFR + 630	11.51%	7/15/2037	6,000,000	6,000,000	6,015,090
Wind River CLO Ltd.	Series 2019-3A, Class SUB	(4) (5) (7) (12)			4/15/2031	17,900,000	10,036,091	3,369,639
Wind River CLO Ltd.	Series 2021-4A, Class SUB	(4) (5) (7) (12)			1/20/2035	4,814,180	3,245,424	1,110,857
Wind River CLO Ltd.	Series 2023-1A, Class D	(2) (4) (5) (7) (14)	SOFR + 633	11.61%	4/25/2036	5,500,000	5,450,100	5,638,584
Wind River CLO Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	SOFR + 852	13.80%	4/25/2036	1,150,000	1,107,843	1,168,032
Collateralized Loan Obligations Total							$795,641,284	$781,045,016

Investments—Asset-Backed Securities (6.7% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Adams Outdoor Advertising LP	Series 2023-1, Class C	(5) (7)	Media: Advertising, Printing & Publishing	11.71%	11.71%	7/15/2053	$10,000,000	$9,999,912	$10,458,384
Affirm Asset Securitization Trust 2024-X1	Series 2024-X1, Class CERT	(4) (5) (7) (19)	Diversified Investment Vehicles				108,854	5,253,982	5,857,966
Craft Ltd.	Series 2023-IA, Class CLN	(4) (5) (7) (14)	Diversified Investment Vehicles	SOFR + 1175	16.12%	11/28/2032	2,000,000	2,000,000	2,080,000
CSS HIL 2024-1 Trust	Class A	(5) (7)	Diversified Investment Vehicles	7.00%	7.00%	4/20/2050	22,746,657	22,618,130	23,148,778
CSS HIL 2024-1 Trust	Class B	(5) (7)	Diversified Investment Vehicles	7.75%	7.75%	4/20/2050	2,804,000	2,734,641	2,862,546
CSS HIL 2024-1 Trust	Class C	(5) (7)	Diversified Investment Vehicles	7.75%	7.75%	4/20/2050	5,318,000	4,850,551	5,132,657
CSS HIL 2024-1 Trust	Class D	(5) (7)	Diversified Investment Vehicles	7.75%	7.75%	4/20/2050	1,741,000	1,316,899	1,404,226
CSS HIL 2024-1 Trust	Class E	(4) (5) (7) (19)	Diversified Investment Vehicles			4/20/2050	2,759,011	2,868,381	2,780,271
CSS PL 2023-1 Trust	Series 2023-1, Class SUBI 2	(4) (5) (7) (19)	Diversified Investment Vehicles				15,238,000	14,141,868	13,804,104
CSS PL 2024-1 Trust	Class R	(4) (5) (6) (7) (19)	Diversified Investment Vehicles			9/5/2027	17,844,242	18,108,243	17,844,242
CSS PL 2023-1 Trust	Series 2023-1, Class SUBI 1	(4) (5) (7) (19)	Diversified Investment Vehicles				9,531,000	6,076,458	6,219,931
Mercury Financial Credit Card Master Trust	Series 2024-IA, Class B	(5) (7)	Diversified Investment Vehicles	8.46%	8.46%	2/20/2029	15,572,000	15,570,019	15,729,185

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Asset-Backed Securities (6.7% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Mercury Financial Credit Card Master Trust	Series 2024-IA, Class D	(5) (7)	Diversified Investment Vehicles	14.80%	14.80%	2/20/2029	14,428,000	14,426,290	14,546,261
MNR ABS Issuer I, LLC	Series 2023-1, Class A-1	(5) (7)	Energy: Oil & Gas	8.12%	8.12%	12/15/2038	8,161,299	8,161,299	8,161,299
MNR ABS Issuer I, LLC	Series 2023-1, Class A-2	(5) (7)	Energy: Oil & Gas	8.95%	8.95%	12/15/2038	9,198,692	9,198,692	9,198,692
MNR ABS Issuer I, LLC	Series 2023-1, Class B	(5) (7)	Energy: Oil & Gas	12.44%	12.44%	12/15/2038	8,397,126	8,397,126	8,397,126
Santiago Holdings LP		(4) (5) (6) (19)	Diversified Investment Vehicles				9,259,452	9,259,452	9,259,452
SMB Private Education Loan Trust 2024-A	Series 2024-A, Class R	(4) (5) (7) (19)	Diversified Investment Vehicles			3/15/2056	52,100	46,987,128	40,393,365
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class A2	(5) (7)	High Tech Industries	8.05%	8.05%	11/22/2033	6,747,338	6,747,021	6,778,525
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class B	(5) (7)	High Tech Industries	8.99%	8.99%	11/22/2033	6,572,935	6,572,860	6,606,175
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class C	(5) (7)	High Tech Industries	11.70%	11.70%	11/22/2033	4,304,757	4,304,617	4,337,266
VCP RRL ABS III LLC	Series 2024-1A, Class B	(4) (5) (7) (14)	Diversified Investment Vehicles	SOFR + 320	8.48%	4/20/2034	7,150,000	7,150,000	7,157,715
VCP RRL ABS III LLC	Series 2024-1A, Class C	(3) (4) (5) (7) (14)	Diversified Investment Vehicles	SOFR + 550	10.78%	4/20/2034	16,100,000	16,100,000	16,130,332
VCP RRL ABS III LLC	Series 2024-1A, Class D	(4) (5) (7) (14)	Diversified Investment Vehicles	SOFR + 700	12.28%	4/20/2034	8,900,000	8,900,000	8,901,380
Asset-Backed Securities Total								$251,743,569	$247,189,878

Investments—Common Stock (0.3% of Net Assets)	Footnotes	Industry	Acquisition Date	Units / Shares	Cost	Fair Value
Apex Group Ltd.	(3) (5) (7) (9) (10)	Banking, Finance, Insurance & Real Estate	5/11/2022	163	$250,000	$345,288
Buckeye Parent, LLC	(5) (9) (10)	Automotives	12/22/2021	221,234	221,234	—
Cobham Ultra 1 CY S.C.A.	(5) (9) (10) (14)	Electronic Equipment, Instruments & Components	7/29/2022	3,263,608	32,636	44,059
Cobham Ultra S.a.r.l.	(5) (9) (10) (14)	Electronic Equipment, Instruments & Components	7/29/2022	7,695	9,376	13,992
Cordstrap Holding B.V.	(3) (5) (9)	Transportation	5/12/2022	424,234	440,079	3,570,102
Dwyer Instruments, Inc.	(5) (9) (10)	Capital Equipment	7/21/2021	5,454	51,950	114,843
Internap Holding, LLC	(3) (5) (9) (10)	High Tech Industries	7/31/2023	352,994	114,299	—
KRE HYOD Owner, LLC	(5) (9) (10) (14)	Banking, Finance, Insurance & Real Estate	9/22/2021	108,906	111,451	118,708
Material Holdings, LLC	(5) (9)	Professional Services	6/14/2024	2,877	—	—
NearU Holdings LLC	(5) (9) (10)	Consumer Services	8/4/2022	9,881	988,143	268,107
Primetech Holdco S.a.r.l.	(5) (9) (10)	Insurance	7/28/2022	330	1,957,394	2,095,990
PXO Holdings I Corp.	(5) (9) (10)	Chemicals, Plastics & Rubber	3/8/2022	5,232	523,244	544,634
Sinch AB	(9) (10)	High Tech Industries	2/25/2022	5,304	—	15,950
Tank Holding Corp.	(5) (9) (10)	Capital Equipment	3/26/2019	200,000	—	819,984
Tufin Software North America, Inc.	(5) (9) (10)	Software	8/25/2022	678,938	970,874	1,238,311
Wineshipping.com, LLC	(5) (9) (10)	Beverage, Food & Tobacco	10/29/2021	702	54,701	25,525
WP Summit Co-Invest, L.P.	(5) (9) (10)	Insurance	4/27/2023	151,515	151,515	230,971
Common Stock Total					$5,876,896	$9,446,464

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Bonds (8.1% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Secured (6.1% of Net Assets)
Air Canada Pass Through Trust	(2) (3) (7)	Aerospace & Defense	9.00%	9.00%	10/1/2025	$595,911	$595,911	$612,656
Athena S.p.A.	(3) (5)	Entertainment	8.00%	8.00%	4/12/2027	€31,369,874	33,023,055	34,744,760
Birsa S.p.A.	(4) (5) (6) (14)	Health Care Providers & Services	EURIBOR + 600	9.68%	6/30/2031	€7,930,818	7,957,229	8,219,923
British Airways Pass Through Trust	(2) (3) (7)	Aerospace & Defense	8.38%	8.38%	11/15/2028	343,545	343,545	360,354
Cartiere Villa Lagarina S.p.A.	(4) (5) (8) (14) (15)	Containers, Packaging & Glass	EURIBOR + 600, 4.75% PIK	14.47%	12/22/2025	€2,812,626	3,362,449	2,551,662
Cartitalia S.p.A.	(4) (5) (7) (8) (14) (15)	Containers, Packaging & Glass	EURIBOR + 600, 5.50% PIK	15.22%	12/22/2025	€2,278,076	2,717,308	2,066,709
Cloud Software Group, Inc.	(7)	Software	9.00%	9.00%	9/30/2029	11,329,000	9,324,904	11,530,656
Cobham Ultra PIKCo S.a.r.l.	(3) (4) (5) (13) (14)	Electronic Equipment, Instruments & Components	SOFR + 825	13.42%	8/4/2031	14,068,871	13,852,140	14,068,871
Cobham Ultra Sunco S.a.r.l.	(2) (3) (4) (5) (7) (13) (14)	Electronic Equipment, Instruments & Components	SOFR + 725	12.42%	8/4/2030	23,131,000	22,682,740	23,073,173
Constellation Automotive Financing PLC	(3) (7)	Specialty Retail	4.88%	4.88%	7/15/2027	£2,490,000	2,728,963	2,903,650
Cornerstone Building Brands, Inc.	(3) (7)	Building Products	9.50%	9.50%	8/15/2029	4,000,000	4,000,000	4,100,800
Fideicomiso Fiduoccidente - Acciones TCBuen	(5)	Banking, Finance, Insurance & Real Estate	9.45%	9.45%	12/30/2029	11,000,000	10,917,160	11,055,000
GasLog Ltd.	(3) (5) (7)	Energy: Oil & Gas	7.75%	7.75%	3/21/2029	12,444,615	12,382,438	12,569,062
GoTo Group, Inc.	(3) (7)	Software	5.50%	5.50%	9/1/2027	3,600,000	3,050,305	2,771,638
GREC II CWF LLC	(3) (5)	Independent Power and Renewable Electricity Producers	8.25%	8.25%	7/24/2028	8,820,000	8,731,731	8,731,800
Helios Software Holdings, Inc.	(3) (7)	Banking, Finance, Insurance & Real Estate	8.75%	8.75%	5/1/2029	5,000,000	5,000,000	5,108,025
ION Trading Technologies S.a.r.l.	(2) (3) (7)	Banking, Finance, Insurance & Real Estate	5.75%	5.75%	5/15/2028	3,000,000	2,567,783	2,802,716
ION Trading Technologies S.a.r.l.	(3) (7)	Banking, Finance, Insurance & Real Estate	9.50%	9.50%	5/30/2029	10,000,000	10,000,000	10,224,100
NPA 2023 Holdco, LLC	(3) (5)	Independent Power and Renewable Electricity Producers	8.75%	8.75%	10/10/2028	50,090,909	49,550,922	50,717,045
Rackspace Technology Global, Inc.	(2) (3) (7)	Software	5.38%	5.38%	12/1/2028	2,000,000	1,773,751	585,500
Team KGK, LLC	(2) (3) (5)	Energy: Oil & Gas	8.25%	8.25%	12/31/2028	8,886,364	8,830,658	8,908,579
Tolentino S.p.A.	(4) (5) (7) (8) (14) (15)	Containers, Packaging & Glass	EURIBOR + 600, 4.75% PIK	14.47%	12/22/2025	€1,054,735	1,260,918	956,873
Windstream Holdings, Inc.	(2) (3) (7)	Telecommunications	7.75%	7.75%	8/15/2028	7,000,000	6,216,690	7,006,650
Zayo Group Holdings, Inc.	(2) (3) (7)	Telecommunications	4.00%	4.00%	3/1/2027	2,000,000	1,661,749	1,793,378
Secured Total							$222,532,349	$227,463,580

Unsecured (2.0% of Net Assets)
Aretec Group, Inc.	(2) (3) (7)	Banking, Finance, Insurance & Real Estate	7.50%	7.50%	4/1/2029	$9,140,000	$9,223,944	$8,669,088
Covanta Holding Corp.	(2) (3) (7)	Environmental Industries	4.88%	4.88%	12/1/2029	3,000,000	2,673,908	2,822,400
Monroe Capital Income Plus Corporation	(5)	Diversified Investment Vehicles	9.42%	9.42%	11/15/2028	16,800,000	16,800,000	17,262,000
Monroe Capital Income Plus Corporation	(5)	Diversified Investment Vehicles	9.42%	9.42%	12/13/2028	15,700,000	15,700,000	16,131,750

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Corporate Bonds (8.1% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Onepoint SAS	(4) (5) (6) (8) (14)	IT Services	EURIBOR + 9.00% PIK	12.35%	11/3/2031	€25,235,518	26,407,979	27,617,732
Unsecured Total							$70,805,831	$72,502,970
Corporate Bonds Total							$293,338,180	$299,966,550

Investments—Preferred Stock (2.9% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Acquisition Date	Units / Shares	Cost	Fair Value
Apex Group Ltd.	Series A5	(3) (5) (7) (8)	Banking, Finance, Insurance & Real Estate	14.00% PIK	14.00%	1/29/2021	5,951	$6,762,847	$6,657,745
Apex Group Ltd.	Series A3	(3) (5) (7) (8)	Banking, Finance, Insurance & Real Estate	14.00% PIK	14.00%	1/29/2021	762	873,099	852,197
Apex Group Ltd.	Series A1	(3) (5) (8)	Banking, Finance, Insurance & Real Estate	14.00% PIK	14.00%	1/29/2021	1,693	1,941,864	1,893,929
Apex Group Ltd.	Series A15	(5) (7) (8)	Banking, Finance, Insurance & Real Estate	11.50% PIK	11.50%	4/25/2022	17,118,433	16,772,219	17,204,025
Apex Group Ltd.	Series A16	(5) (7) (8)	Banking, Finance, Insurance & Real Estate	13.00% PIK	13.00%	7/19/2024	8,406,697	8,196,649	8,448,730
Appriss Health, LLC		(5) (8)	Health Care Providers & Services	11.00% PIK	11.00%	5/6/2021	186	182,091	178,881
Arrowhead GS Holdings, Inc.	Series A	(4) (5) (8) (13) (14)	Trading Companies & Distributors	SOFR + 10.75% PIK	16.18%	10/19/2022	9,271	9,099,765	6,026,032
Blackbird Purchaser, Inc.		(5) (8)	Capital Equipment	12.50% PIK	12.50%	12/14/2021	18,160	17,904,195	17,693,006
Cordstrap Holding B.V.		(3) (4) (5) (7) (8) (14)	Transportation	EURIBOR + 9.61% PIK	13.41%	5/12/2022	3,229,215	3,374,370	3,738,383
Drilling Info Holdings, Inc.	Series B	(5) (8)	Software	13.50% PIK	13.50%	2/11/2020	704,060	1,297,874	1,305,678
Integrity Marketing Acquisition, LLC		(5) (8)	Banking, Finance, Insurance & Real Estate	10.50% PIK	10.50%	12/21/2021	9,999,647	9,849,647	9,503,014
NearU Holdings LLC		(5) (8)	Consumer Services	20.00% PIK	20.00%	8/9/2024	532	53,959	54,558
NEFCO Holding Company, LLC	Series A2	(5) (8)	Building Products	8.00% PIK	8.00%	8/5/2022	304	304,238	304,238
PCF Holdco, LLC	Series A	(5) (8)	Banking, Finance, Insurance & Real Estate	15.00% PIK	15.00%	2/16/2023	12,380	11,208,313	12,132,263
Zippy Shell Incorporated		(5) (6) (8) (10)	Commercial Services & Supplies	13.00% PIK	13.00%	5/3/2024	376,835	21,372,157	21,468,587
Preferred Stock Total								$109,193,287	$107,461,266

Investments—Warrant (0.2% of Net Assets)	Footnotes	Industry	Acquisition Date	Expiration Date	Units / Shares / % of Ownership	Cost	Fair Value
CP Developer S.a.r.l.	(5) (9) (14)	Banking, Finance, Insurance & Real Estate	5/21/2021	5/24/2031	9.5%	$2,093,085	$4,074,173
Digital Intelligence Systems, LLC	(5) (9)	Consumer Services	4/2/2021	4/2/2026	145,025	579,130	2,311,699
PCF Holdco, LLC	(5) (7) (9)	Banking, Finance, Insurance & Real Estate	2/16/2023	2/16/2033	386,981	814,339	1,141,594
PCF Holdco, LLC	(5) (7) (9)	Banking, Finance, Insurance & Real Estate	2/16/2023	2/16/2033	386,981	214,516	328,934
Zippy Shell Incorporated	(5) (9) (10) (14)	Commercial Services & Supplies	5/3/2024	5/3/2034	23,333	431,661	431,653
Warrant Total						$4,132,731	$8,288,053

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Investments—Money Market Funds (9.0% of Net Assets)	Reference Rate & Spread	Interest Rate	Units / Shares	Cost	Fair Value
Fidelity Investments Money Market Government Portfolio	5.09%	5.09%	94,406,429	$94,406,429	$94,406,429
Morgan Stanley Institutional Liquidity Funds: Government Portfolio	5.04%	5.04%	3,254,489	3,254,489	3,254,489
State Street Institutional U.S. Government Money Market Fund	5.11%	5.11%	236,552,016	236,552,016	236,552,016
Money Market Funds Total				$334,212,934	$334,212,934

Total Investments, at Fair Value (1)			127.4%	$4,717,868,396	$4,720,067,433
Net Other Assets (Liabilities)			(27.4)%		$(1,016,142,628)
Net Assets			100.0%		$3,703,924,805

Interest Rate Swaps as of September 30, 2024
Counterparty	Hedged Instrument	Footnotes	Fund Receives	Fund Pays	Maturity Date	Notional Amount	Fair Value	Change in Unrealized Gain / (Loss)
Macquarie Bank Limited	Series A MRP Shares	(17)	3.55%	SOFR	3/8/2027	$75,000,000	$250,476	$662,515
Macquarie Bank Limited	Series B MRP Shares	(17)	3.29%	SOFR	3/7/2029	25,000,000	1,406	303,087
Macquarie Bank Limited	Series C MRP Shares	(17)	2.79%	SOFR	9/1/2027	75,000,000	(1,171,479)	1,037,607
Macquarie Bank Limited	Series C MRP Shares	(17)	4.07%	SOFR	9/1/2027	25,000,000	484,110	145,043
Goldman Sachs & Co. LLC	Series F MRP Shares	(17)	4.36%	SOFR	11/16/2027	50,000,000	1,534,830	1,534,830
Goldman Sachs & Co. LLC	Series G MRP Shares	(17)	4.27%	SOFR	9/17/2029	100,000,000	4,389,532	4,389,532
Goldman Sachs & Co. LLC	Series H MRP Shares	(17)	4.21%	SOFR	9/16/2031	100,000,000	5,553,479	5,553,479
Total						$450,000,000	$11,042,354	$13,626,093
Cash Collateral (18)						—	(323,951)	—
Total Interest Rate Swaps						$450,000,000	$10,718,403	$13,626,093

Forward Foreign Currency Contracts as of September 30, 2024
Counterparty	Settlement Date	Notional Amount to be Purchased	Notional Amount to be Sold		Fair Value	Change in Unrealized Appreciation / (Depreciation)
Macquarie Bank Limited	10/2/2024	$1,281,157		£1,004,120	$(61,301)	$(61,301)
Macquarie Bank Limited	10/15/2024	$20,323		£16,019	$(1,093)	$(984)
Macquarie Bank Limited	10/15/2024	$402,722		£330,398	$(39,001)	$(20,297)
Macquarie Bank Limited	10/15/2024	$160,521		€147,064	$(3,291)	$538
Macquarie Bank Limited	10/15/2024	$426,029		£335,985	$(23,163)	$(23,163)
Goldman Sachs & Co. LLC	10/15/2024	$209,598		€194,758	$(7,338)	$(7,338)
Macquarie Bank Limited	11/5/2024	$401,479	C$	548,421	$(4,375)	$(4,375)
Macquarie Bank Limited	11/15/2024	$554,142		€508,738	$(13,241)	$(13,241)
Goldman Sachs & Co. LLC	11/15/2024	$1,120,813		£879,967	$(55,596)	$(55,596)
Goldman Sachs & Co. LLC	11/15/2024	$17,468,917		€15,947,523	$(316,982)	$(316,982)
Goldman Sachs & Co. LLC	11/15/2024	$73,142,756		£57,515,732	$(3,748,831)	$(3,748,831)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Forward Foreign Currency Contracts as of September 30, 2024
Counterparty	Settlement Date	Notional Amount to be Purchased	Notional Amount to be Sold		Fair Value	Change in Unrealized Appreciation / (Depreciation)
Macquarie Bank Limited	11/15/2024	$105,056,109		€95,967,945	$(1,974,693)	$(1,974,693)
Macquarie Bank Limited	11/15/2024	$163,178		€149,062	$(3,067)	$(3,067)
Macquarie Bank Limited	11/15/2024	$446,789		£350,780	$(22,162)	$(22,162)
Macquarie Bank Limited	11/15/2024	$729,235	C$	1,000,000	$(10,996)	$(10,996)
Macquarie Bank Limited	11/15/2024	$24,829,484		£19,493,981	$(1,231,615)	$(1,231,615)
Macquarie Bank Limited	11/15/2024	$486,353	C$	655,556	$1,091	$1,091
Macquarie Bank Limited	11/15/2024	$487,625	C$	660,000	$(928)	$(928)
Macquarie Bank Limited	11/15/2024	$398,108		£299,769	$(2,647)	$(2,647)
Goldman Sachs & Co. LLC	1/14/2025	$202,614		€187,397	$(6,876)	$(6,876)
Macquarie Bank Limited	1/15/2025	$20,369		£16,062	$(1,096)	$(967)
Macquarie Bank Limited	1/15/2025	$395,071		£324,054	$(37,994)	$(19,502)
Macquarie Bank Limited	1/15/2025	$156,572		€143,105	$(3,411)	$656
Macquarie Bank Limited	2/5/2025	$386,548	C$	527,019	$(4,383)	$(4,383)
Macquarie Bank Limited	2/13/2025	$539,995		€493,710	$(12,518)	$(12,518)
Goldman Sachs & Co. LLC	2/13/2025	$1,103,850		£866,241	$(53,402)	$(53,402)
Goldman Sachs & Co. LLC	4/14/2025	$194,784		€179,392	$(6,417)	$(6,417)
Macquarie Bank Limited	4/15/2025	$19,806		£15,628	$(1,057)	$(910)
Macquarie Bank Limited	4/15/2025	$388,355		£318,663	$(37,052)	$(18,563)
Macquarie Bank Limited	4/15/2025	$153,386		€139,887	$(3,513)	$755
Macquarie Bank Limited	5/5/2025	$42,961,149		€39,834,167	$(1,751,701)	$220,559
Macquarie Bank Limited	5/5/2025	$364,039	C$	495,640	$(4,346)	$(4,346)
Macquarie Bank Limited	5/15/2025	$526,583		€479,409	$(11,749)	$(11,749)
Goldman Sachs & Co. LLC	5/15/2025	$1,063,467		£834,354	$(49,927)	$(49,927)
Goldman Sachs & Co. LLC	7/14/2025	$188,118		€172,538	$(6,067)	$(6,067)
Macquarie Bank Limited	7/15/2025	$19,548		£15,437	$(1,036)	$(867)
Macquarie Bank Limited	7/15/2025	$395,553		£324,703	$(37,401)	$(18,234)
Macquarie Bank Limited	7/15/2025	$156,322		€142,292	$(3,828)	$865
Macquarie Bank Limited	8/5/2025	$365,709	C$	497,290	$(4,644)	$(4,644)
Macquarie Bank Limited	8/15/2025	$531,299		€481,827	$(11,651)	$(11,651)
Goldman Sachs & Co. LLC	8/15/2025	$1,060,440		£831,913	$(48,382)	$(48,382)
Goldman Sachs & Co. LLC	10/14/2025	$186,953		€170,780	$(5,920)	$(5,920)
Macquarie Bank Limited	10/15/2025	$768,650		£609,604	$(43,272)	$(33,002)
Macquarie Bank Limited	10/15/2025	$7,134,150		€6,515,206	$(224,162)	$646,086
Macquarie Bank Limited	10/15/2025	$16,055,481		£13,246,550	$(1,587,374)	$(1,318,608)
Macquarie Bank Limited	11/5/2025	$355,378	C$	482,709	$(4,735)	$(4,735)
Macquarie Bank Limited	11/14/2025	$525,191		€474,641	$(11,471)	$(11,471)
Goldman Sachs & Co. LLC	11/14/2025	$1,059,259		£830,921	$(47,056)	$(47,056)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

Forward Foreign Currency Contracts as of September 30, 2024
Counterparty	Settlement Date	Notional Amount to be Purchased	Notional Amount to be Sold		Fair Value	Change in Unrealized Appreciation / (Depreciation)
Macquarie Bank Limited	1/8/2026	$16,868,588		€15,181,881	$(332,288)	$(332,288)
Goldman Sachs & Co. LLC	1/14/2026	$184,418		€167,790	$(5,728)	$(5,728)
Macquarie Bank Limited	2/4/2026	$348,537	C$	472,896	$(4,794)	$(4,794)
Macquarie Bank Limited	2/17/2026	$514,708		€463,596	$(11,326)	$(11,326)
Goldman Sachs & Co. LLC	2/17/2026	$1,049,178		£822,885	$(45,259)	$(45,259)
Goldman Sachs & Co. LLC	4/14/2026	$178,727		€162,037	$(5,519)	$(5,519)
Macquarie Bank Limited	5/5/2026	$331,594	C$	449,443	$(4,723)	$(4,723)
Macquarie Bank Limited	5/15/2026	$505,656		€453,931	$(11,090)	$(11,090)
Goldman Sachs & Co. LLC	5/15/2026	$1,018,301		£798,667	$(42,883)	$(42,883)
Macquarie Bank Limited	6/10/2026	$18,932,630		€16,976,131	$(411,512)	$(411,512)
Macquarie Bank Limited	6/30/2026	$4,598,330		£3,627,874	$(219,499)	$(170,757)
Macquarie Bank Limited	6/30/2026	$1,608,451		£1,271,402	$(79,975)	$(79,975)
Macquarie Bank Limited	6/30/2026	$2,898,017		£2,297,825	$(153,502)	$(153,502)
Macquarie Bank Limited	6/30/2026	$3,966,580		£3,092,368	$(140,095)	$(140,095)
Goldman Sachs & Co. LLC	6/30/2026	$11,947,608		€10,700,948	$(255,178)	$(255,178)
Goldman Sachs & Co. LLC	7/14/2026	$179,830		€162,463	$(5,531)	$(5,531)
Macquarie Bank Limited	8/5/2026	$338,375	C$	458,092	$(4,946)	$(4,946)
Goldman Sachs & Co. LLC	8/14/2026	$1,023,270		£802,565	$(41,997)	$(41,997)
Goldman Sachs & Co. LLC	10/14/2026	$181,620		€163,533	$(5,563)	$(5,563)
Macquarie Bank Limited	11/4/2026	$334,989	C$	452,938	$(4,991)	$(4,991)
Macquarie Bank Limited	11/6/2026	$16,923,221		€15,421,196	$(741,746)	$122,858
Macquarie Bank Limited	11/6/2026	$11,310,824		€10,081,847	$(237,922)	$80,320
Macquarie Bank Limited	11/6/2026	$6,234,871		€5,681,493	$(273,275)	$45,264
Macquarie Bank Limited	11/6/2026	$4,167,146		€3,714,365	$(87,656)	$29,592
Goldman Sachs & Co. LLC	11/13/2026	$1,029,932		£807,663	$(41,350)	$(41,350)
Macquarie Bank Limited	1/8/2027	$57,070,167		€50,612,067	$(1,028,318)	$(1,028,318)
Goldman Sachs & Co. LLC	1/14/2027	$181,805		€163,113	$(5,472)	$(5,472)
Goldman Sachs & Co. LLC	1/15/2027	$89,996,026		£70,779,415	$(3,854,780)	$(3,854,780)
Macquarie Bank Limited	2/3/2027	$332,315	C$	448,791	$(5,144)	$(5,144)
Goldman Sachs & Co. LLC	4/14/2027	$178,082		€159,286	$(5,356)	$(5,356)
Macquarie Bank Limited	5/5/2027	$319,362	C$	430,755	$(5,106)	$(5,106)
Goldman Sachs & Co. LLC	7/14/2027	$8,949,857		€8,005,239	$(297,451)	$(297,451)
Macquarie Bank Limited	8/4/2027	$14,328,768	C$	19,303,716	$(237,494)	$(237,494)
Total					$(20,149,139)	$(15,267,957)
Cash Collateral					—	—
Total Forward Foreign Currency Contracts					$(20,149,139)	$(15,267,957)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2024

* Par / Principal Amount is denominated in USD (“$”) unless otherwise noted as denominated in British Pound (“£”), Canadian Dollar (“C$”), or Euro (“€”).
(1) All of the Fund’s Corporate Loans, Collateralized Loan Obligations, Asset-Backed Securities, Common Stocks, Corporate Bonds, Preferred Stock, Warrants and Money Market Funds, if applicable, as of September 30, 2024 represented 127.4% of the Fund’s net assets or 94.3% of the Fund's total assets. Certain investments are subject to contractual restrictions on sales.
(2) The security position has been segregated as collateral against outstanding borrowings.
(3) All or a portion of this security is owned by OCPC Credit Facility SPV LLC (the “SPV”). See Note 1. Organization. As of September 30, 2024, the aggregate fair value of these securities is $2,563,305,682, or 54.3% of the Fund’s Total Investments, at Fair Value.
(4) Represents the interest rate for a variable or increasing rate security, determined as Reference Rate + Basis-point spread. Stated interest rate represents the “all-in” rate as of September 30, 2024. Reference Rates are defined as follows:

CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
PRIME	U.S. Prime Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
As of September 30, 2024, the reference rates for our variable rate loans were the daily SOFR at 4.96%, the 30-day SOFR at 4.85%, the 90-day SOFR at 4.59%, the 180-day SOFR at 4.25%, the daily CORRA at 4.30%, the 30-day CORRA at 4.16%, the 90-day EURIBOR at 3.28%, the daily SONIA at 4.95%, and the daily PRIME rate at 8.00%.
(5) The value of this security was determined using significant unobservable inputs. See Note 3. Fair Value Measurements.
(6) The Fund has an unfunded commitment to fund delayed draw and/or revolving senior secured loans. See Note 5. Commitments and Contingencies.
(7) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). These securities have been determined to be liquid under the guidelines established by the Board of Trustees. As of September 30, 2024, the aggregate fair value of these securities is $1,127,362,060 or 30.4% of the Fund's net assets.
(8) Interest or dividend is paid-in-kind, when applicable.
(9) Non-income producing security.
(10) Security acquired in transaction exempt from registration under the Securities Act, and may be deemed to be “restricted securities” under the Securities Act, unless otherwise noted, excluding 144A securities, Regulation S securities, and loans. As of September 30, 2024, the aggregate fair value of these securities is $29,756,640, or 0.8% of the Fund’s net assets.
(11) In addition to the interest earned based on the stated interest rate of this loan, the Fund is entitled to receive additional interest as a result of an agreement among lenders, which has been included in the spread of each applicable investment. Pursuant to the agreement among lenders in respect of this loan, this investment represents a first lien/last out loan, which has a secondary priority behind the first lien/first out loan with respect to principal, interest and other payments.
(12) Class SUB are equity tranches of CLO issuances. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the CLO structure. CLO equity tranches are generally issued at a discount and have no contractual principal and interest payments.
(13) Securities include a credit spread adjustment that ranges from 0.10% to 0.43%.
(14) Securities include an interest rate floor feature, which generally ranges from 0.50% to 1.00%.
(15) Loan was on non-accrual status as of September 30, 2024.
(16) Represents securities sold outside the U.S. and exempt from registration under the Securities Act, under Regulation S. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. As of September 30, 2024, the aggregate fair value of these securities is $28,471,890 or 0.8% of the Fund's net assets.
(17) Interest rate swap contains a variable rate structure and bears interest at a rate determined by three-month term SOFR.
(18) As of September 30, 2024, there was $323,951 of cash collateral available to offset with Macquarie Bank Limited, and $0 available to offset with Goldman Sachs & Co. LLC.
(19) Residual equity tranches of asset-backed security (“ABS”) issuances. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the ABS structure. ABS residual equity tranches are generally issued at a discount and have no contractual principal and interest payments.
(20) All or a portion of this security is owned by CTAC Bedford Lender, LLC (“CTAC Bedford”). See Note 1. Organization. As of September 30, 2024, the aggregate fair value of these securities is $16,884,935, or 0.4% of the Fund’s Total Investments, at Fair Value.

See accompanying Notes to Consolidated Schedule of Investments.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2024

1. ORGANIZATION
Carlyle Tactical Private Credit Fund (together with its consolidated subsidiary, the “Fund”) is a Delaware statutory trust formed on December 13, 2017, and structured as an externally managed, diversified closed-end investment company. The Fund is managed by its Adviser, Carlyle Global Credit Investment Management L.L.C. (“CGCIM” or the “Adviser”). Carlyle Global Credit Administration L.L.C. (the “Administrator”) provides the administrative services necessary for the Fund to operate. Both the Adviser and the Administrator are wholly owned subsidiaries of Carlyle Investment Management L.L.C. The Fund is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”) and operates as an interval fund. In addition, the Fund has elected to be treated, and intends to continue to comply with the requirements to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (together with the rules and regulations promulgated thereunder, the “Code”). The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value.
On June 4, 2018 (Commencement of Operations), the Fund completed its initial offering of shares of beneficial interest and subsequently commenced substantial investment operations. Effective November 4, 2019, the Fund changed its name from “OFI Carlyle Private Credit Fund” to “Carlyle Tactical Private Credit Fund.” Prior to October 24, 2019, the Fund’s Adviser was OC Private Capital, LLC, a joint venture between an affiliate of Invesco Ltd. and Carlyle Investment Management L.L.C., the parent company of CGCIM.
OCPC Credit Facility SPV LLC (the “SPV”) is a Delaware limited liability company that was formed on March 11, 2018. The SPV is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of September 30, 2024, the Fund’s net assets were $3,703,924,805, of which $2,130,063,067, or 57.5%, are represented by the SPV’s net assets.
CTAC Bedford Lender, LLC (“CTAC Bedford”) is a Delaware limited liability company that was formed on February 6, 2024. CTAC Bedford is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of September 30, 2024, the net assets of CTAC Bedford were $6,179,106, which represents 0.2% of the Fund’s total net assets.
The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by opportunistically allocating its assets across a wide range of credit strategies. Under normal circumstances, the Fund will invest at least 80% of its assets in private credit instruments. The Fund will opportunistically allocate its investments in private credit instruments across any number of the following credit strategies: (a) liquid credit (including broadly syndicated loans); (b) direct lending (including first lien loans, second lien loans, unitranche loans and mezzanine debt); (c) opportunistic credit; (d) structured credit (including collateralized loan obligations, or “CLOs”); and (e) real assets credit (including infrastructure, aviation and real estate). To a lesser extent, the Fund also may invest in special situations, including structured equity, stressed credit and opportunities arising due to market dislocation. The Fund may invest in additional strategies in the future as opportunities in different strategies present. While some of the loans in which the Fund will invest pursuant to the foregoing may be secured, the Fund may also invest in debt and equity securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. The Fund normally will invest in a number of different countries. There is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in non-U.S. securities. The Fund’s portfolio composition is expected to change over time as the Adviser’s view changes on, among other things, the economic and credit environment (including with respect to interest rates) in which the Fund is operating.
The Fund may invest a substantial portion of its assets in loans to companies whose debt, if rated, is rated below investment grade, and, if not rated, would likely be rated below investment grade if it were rated (that is, below BBB- or Baa3, which is often referred to as “high yield” or “junk”). Exposure to below investment grade

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instruments involves certain risks, including speculation with respect to the borrower’s capacity to pay interest and repay principal.
To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and timely distribute to its shareholders generally at least 90% of its investment company taxable income, as defined by the Code, for each year. Pursuant to this election, the Fund generally does not have to pay corporate level taxes on any income that it distributes to shareholders, provided that the Fund satisfies those requirements.
Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and the distributor of the Fund’s shares. The Fund offers Class A, Class I, Class L, Class M, Class N, Class U, and Class Y shares. During the reporting period, the Fund’s shares were offered for sale on a daily basis for all of its share classes. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications directly attributable to that class. Class A, L, M, U and Y have separate distribution and/or service plans under which they pay fees. Class I and Class N do not pay such fees. The sales load payable by each investor depends upon the amount invested by the investor in the Fund, but may range from 0.00% to 3.50%.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The consolidated schedule of investments have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company for the purposes of accounting and financial reporting in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies (“ASC 946”). The consolidated schedule of investments include the accounts of the Fund and its wholly owned subsidiaries, the SPV and CTAC Bedford. All significant intercompany balances and transactions have been eliminated. U.S. GAAP for an investment company requires investments to be recorded at fair value. The carrying value for all other assets and liabilities approximates their fair value.
3. FAIR VALUE MEASUREMENTS
The Fund applies fair value accounting in accordance with the terms of FASB ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 defines fair value as the amount that would be exchanged to sell an asset or transfer a liability in an orderly transfer between market participants at the measurement date. The Fund values securities/instruments traded in active markets on the measurement date by multiplying the bid price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Fund may also obtain quotes with respect to certain of its investments, such as its securities/instruments traded in active markets and its liquid securities/instruments that are not traded in active markets, from pricing services, brokers, or counterparties (i.e., “consensus pricing”). When doing so, the Adviser determines whether the quote obtained is sufficient according to U.S. GAAP to determine the fair value of the security. The Fund may use the quote obtained or alternative pricing sources may be utilized including valuation techniques typically utilized for illiquid securities/instruments.
The Board of Trustees has designated the Adviser as the Fund’s valuation designee for purposes of Rule 2a-5 under the Investment Company Act to perform the fair value determination of all of the Fund’s assets in accordance with the terms of ASC 820. Securities/instruments that are illiquid or for which the pricing source does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Adviser, does not represent fair value shall each be valued as of the measurement date using all techniques appropriate under the circumstances and for which sufficient data is available. These valuation techniques may vary by investment and include comparable public market valuations, comparable precedent transaction valuations and/or discounted cash flow analyses. The Adviser engages third-party valuation firms to provide independent prices on securities/instruments that are illiquid or for which the pricing source does not provide a valuation. The Adviser’s Valuation Committee (the “Valuation Committee”) reviews the assessments of the third-party valuation firms and provides any

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recommendations with respect to changes to the fair value of each investment in the portfolio and approves the fair value of each investment in the portfolio in good faith based on the input of the third-party valuation firms. If the Adviser reasonably believes a valuation from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Valuation Committee will consider an “override” of the particular valuation. The Valuation Committee will consider all available information at its disposal prior to making a valuation determination.
All factors that might materially impact the value of an investment are considered, including, but not limited to the assessment of the following factors, as relevant:
•the nature and realizable value of any collateral;
•call features, put features and other relevant terms of debt;
•the portfolio company’s leverage and ability to make payments;
•the portfolio company’s public or private credit rating;
•the portfolio company’s actual and expected earnings and discounted cash flow;
•prevailing interest rates and spreads for similar securities and expected volatility in future interest rates;
•the markets in which the portfolio company does business and recent economic and/or market events; and
•comparisons to comparable transactions and publicly traded securities.
Investment performance data utilized are the most recently available financial statements and compliance certificate received from the portfolio companies as of the measurement date which in many cases may reflect a lag in information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Because of the inherent uncertainty of valuation, these estimated values may differ significantly from the values that would have been reported had a ready market for the investments existed, and it is reasonably possible that the difference could be material.
In addition, changes in the market environment and other events that may occur over the life of the investments may cause the realized gains or losses on investments to be different from the net change in unrealized appreciation or depreciation.
U.S. GAAP establishes a hierarchical disclosure framework which ranks the level of observability of market price inputs used in measuring investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment and the characteristics specific to the investment and state of the marketplace, including the existence and transparency of transactions between market participants. Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets generally have a higher degree of market price observability and a lesser degree of judgment applied in determining fair value.
Investments measured and reported at fair value are classified and disclosed based on the observability of inputs used in determination of fair values, as follows:
•Level 1—inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date. Financial instruments in this category generally include unrestricted securities, including equities and derivatives, listed in active markets. The Adviser does not adjust the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.
•Level 2—inputs to the valuation methodology are either directly or indirectly observable as of the reporting date and are those other than quoted prices in active markets. Financial instruments in this category generally include less liquid and restricted securities listed in active markets, securities traded in other than

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active markets, government and agency securities, and certain over-the-counter derivatives where the fair value is based on observable inputs.
•Level 3—inputs to the valuation methodology are unobservable and significant to overall fair value measurement. The inputs into the determination of fair value require significant management judgment or estimation. Financial instruments in this category generally include investments in privately-held entities, collateralized loan obligations, and certain over-the-counter derivatives where the fair value is based on unobservable inputs.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Adviser’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.
Transfers between levels, if any, are recognized at the beginning of the period in which the transfers occur. During the nine month period ended September 30, 2024, there were transfers of $9,029,107 into Level 3 and transfers of $23,709,135 out of Level 3. Transfers into and out of Level 3 were primarily due to decreased or increased price transparency, respectively, and are based on the Fund’s policy to determine the fair value hierarchy utilizing available quoted prices in active markets, the bid-ask spread and the liquidity of the investment.
The following table summarizes the Fund’s investments measured at fair value on a recurring basis by the above fair value hierarchy levels as of September 30, 2024:

	As of September 30, 2024
	Level 1	Level 2	Level 3	Total
Assets
Corporate Loans
First Lien Debt	$—	$612,896,200	$2,171,836,275	$2,784,732,475
Second Lien Debt	—	9,182,430	138,542,367	147,724,797
Corporate Bonds
Secured	—	49,800,123	177,663,457	227,463,580
Unsecured	—	11,491,488	61,011,482	72,502,970
Collateralized Loan Obligations	—	—	781,045,016	781,045,016
Asset-Backed Securities	—	—	247,189,878	247,189,878
Preferred Stock	—	—	107,461,266	107,461,266
Common Stock	15,950	—	9,430,514	9,446,464
Warrants	—	—	8,288,053	8,288,053
Money Market Funds	334,212,934	—	—	334,212,934
Total Investments, at Fair Value	$334,228,884	$683,370,241	$3,702,468,308	$4,720,067,433
Interest Rate Swaps	$—	$11,042,354	$—	$11,042,354
Forward Foreign Currency Contracts	—	(20,149,139)	—	(20,149,139)

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The changes in the Fund’s investments at fair value for which the Fund has used Level 3 inputs to determine fair value and net change in unrealized appreciation (depreciation) included in earnings for Level 3 investments still held are as follows:

	For the Nine Months Ended September 30, 2024
	Corporate Loans		Corporate Bonds		Collateralized Loan Obligations	Asset-Backed Securities	Preferred Stock	Common Stock	Warrants	Total
	First Lien Debt	Second Lien Debt	Secured	Unsecured
Balance, beginning of period	$1,355,421,716	$198,981,031	$156,658,151	$57,009,230	$615,794,457	$70,596,216	$127,726,059	$8,966,565	$5,230,275	$2,596,383,700
Purchases	959,855,940	12,607,925	39,169,571	2,538,207	291,282,222	198,499,599	39,337,812	—	431,647	1,543,722,923
Sales and paydowns	(147,146,868)	(65,801,879)	(19,640,431)	—	(145,606,963)	(17,106,834)	(57,028,580)	(104,884)	—	(452,436,439)
Accretion of discount (premium)	3,426,852	907,283	(97,263)	56,755	1,175,638	23,499	875,361	—	—	6,368,125
Net realized gains (losses)	(10,701,668)	(640,752)	—	—	2,791,586	—	471,835	(625,252)	—	(8,704,251)
Net change in unrealized appreciation (depreciation)	22,586,612	(4,437,522)	1,573,429	1,407,290	15,608,076	(4,822,602)	(3,921,221)	1,194,085	2,626,131	31,814,278
Transfers into Level 3	7,665,517	1,363,590	—	—	—	—	—	—	—	9,029,107
Transfers out of Level 3	(19,271,826)	(4,437,309)	—	—	—	—	—	—	—	(23,709,135)
Balance, end of period	$2,171,836,275	$138,542,367	$177,663,457	$61,011,482	$781,045,016	$247,189,878	$107,461,266	$9,430,514	$8,288,053	$3,702,468,308
Net change in unrealized appreciation (depreciation) included in earnings related to investments still held at the reporting date	$10,850,896	$(795,829)	$1,565,602	$1,407,290	$14,946,361	$(4,822,602)	$251,047	$718,372	$2,626,131	$26,747,268

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The Fund generally uses the following framework when determining the fair value of investments that are categorized as Level 3:
Investments in debt securities are initially evaluated to determine whether the enterprise value of the portfolio company is greater than the applicable debt. The enterprise value of the portfolio company is estimated using a market approach and an income approach. The market approach utilizes market value (EBITDA) multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies. The Fund carefully considers numerous factors when selecting the appropriate companies whose multiples are used to value its portfolio companies. These factors include, but are not limited to, the type of organization, similarity to the business being valued, relevant risk factors, as well as size, profitability and growth expectations. The income approach typically uses a discounted cash flow analysis of the portfolio company.
Investments in debt securities that do not have sufficient coverage through the enterprise value analysis are valued based on an expected probability of default and discount recovery analysis.
Investments in debt securities with sufficient coverage through the enterprise value analysis are generally valued using a discounted cash flow analysis of the underlying security. Projected cash flows in the discounted cash flow typically represent the relevant security’s contractual interest, fees and principal payments plus the assumption of full principal recovery at the security’s expected maturity date. The discount rate to be used is determined using market-based methodologies. Investments in debt securities may also be valued using consensus pricing.
The fair value of CLOs is estimated based on various valuation models from third-party pricing services. Those analyses consider the current trading activity, position size, liquidity, current financial condition of the CLOs, the third-party financing environment, reinvestment rates, recovery lags, discount rates, and default forecasts. The Fund corroborates quotations from pricing services either with other available pricing data and subsequent or recent trading information. These securities are classified as Level 3.
The fair value of asset-backed securities (“ABS”) is generally valued by third-party pricing services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. These securities are classified as Level 3.
Investments in equities are generally valued using consensus pricing, or a market approach and/or an income approach. The market approach utilizes EBITDA multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies. The income approach typically uses a discounted cash flow analysis of the portfolio company.

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The following table summarizes the quantitative information related to the significant unobservable inputs for Level 3 instruments which are carried at fair value as of September 30, 2024:

	Fair Value as of September 30, 2024	Valuation Techniques	Significant Unobservable Inputs	Range				Weighted Average
				Low		High
Corporate Loans
First Lien Debt	$1,995,337,905	Income Approach	Discount Rate	7.8%		22.3%		11.0%
	144,974,803	Consensus Pricing	Indicative Quotes	18.50		100.00		97.62
	31,523,567	Market Approach	Comparable Multiple	7.50	x	10.50	x	8.79	x
Second Lien Debt	129,912,152	Income Approach	Discount Rate	9.6%		18.8%		13.9%
	4,880,215	Consensus Pricing	Indicative Quotes	84.00		92.13		88.88
	3,750,000	Asset Approach	N/A	—		—		—
Corporate Bonds
Secured	177,663,457	Income Approach	Discount Rate	7.7%		35.4%		10.7%
Unsecured	61,011,482	Income Approach	Discount Rate	8.9%		13.4%		11.0%
Collateralized Loan Obligations	781,045,016	Consensus Pricing	Indicative Quotes	1.46		108.48		95.54
Asset-Backed Securities	83,189,631	Income Approach	Discount Rate	6.2%		30.7%		10.7%
	164,000,247	Consensus Pricing	Indicative Quotes	100.00		77,950.54		19,538.16
Preferred Stock	101,130,996	Income Approach	Discount Rate	11.0%		20.7%		14.6%
	6,330,270	Market Approach	Comparable Multiple	12.00	x	13.80	x	12.09	x
Common Stock	118,707	Income Approach	Discount Rate	10.0%		10.0%		10.0%
	9,311,807	Market Approach	Comparable Multiple	4.01	x	21.25	x	8.20	x
Warrants	8,288,053	Market Approach	Comparable Multiple	8.75	x	15.24	x	11.50	x
Total Level 3 Investments	$3,702,468,308
The significant unobservable inputs used in the fair value measurement of the Fund’s investments in corporate loans, corporate bonds, ABS and CLOs are discount rates, indicative quotes and comparable EBITDA multiples. Significant increases in discount rates would result in a significantly lower fair value measurement. Significant decreases in indicative quotes may result in a significantly lower fair value measurement. Significant decreases in comparable EBITDA multiples in isolation would result in a significantly lower fair value measurement.
The significant unobservable inputs used in the fair value measurement of the Fund’s investments in preferred stock, common stock and warrants are indicative quotes, discount rates and comparable EBITDA multiples. Significant decreases in indicative quotes may result in a significantly lower fair value measurement. Significant increases in discount rates in isolation would result in a significantly lower fair value measurement. Significant decreases in comparable EBITDA multiples in isolation would result in a significantly lower fair value measurement.
4. RISK FACTORS
Investment Risks
Portfolio Fair Value Risk
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated over-the-counter (“OTC”) secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC.

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A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies' financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund's portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
Loans
The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in

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the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
Asset-Backed Securities
ABS are a form of structured debt obligation. In addition to the general risks associated with credit or debt securities discussed herein, ABS are subject to additional risks. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, unsecured consumer loans or student loans, that has been securitized and provides for monthly payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets. The recoveries on the underlying collateral (if any) may not, in some cases, be sufficient to support payments on these securities, which may result in losses to investors in an ABS. In many circumstances, ABS are not secured by an interest in the related collateral. Generally, obligors may prepay the underlying assets in full or in part at any time, subjecting the Fund to prepayment risk related to the ABS it holds. While the expected repayment streams on ABS are determined by the contractual amortization schedules for the underlying assets, an investor’s yield to maturity on an ABS is uncertain and may be reduced by the rate and speed of prepayments of the underlying assets, which may be influenced by a variety of economic, social and other factors. Any prepayments, repurchases, purchases or liquidations of the underlying assets could shorten the average life of the ABS to an extent that cannot be fully predicted.
Collateralized Loan Obligations
The Fund invests in CLOs. CLOs are backed by a portfolio of senior secured loans. The Fund’s CLO investments may include senior/mezzanine CLO debt tranches (rated investment grade), mezzanine CLO debt tranches (rated below investment grade or unrated), subordinated CLO equity tranches (unrated), leveraged loans (including warehouse facilities that hold such loans) and vehicles that invest indirectly in CLO securities or leveraged loans. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently.
Securities on a When-Issued or Forward Commitment Basis
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the

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intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.
Covenant-Lite Loans Risk
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Equity Security Risk
Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
Risks of Foreign Investing
The Fund may make investments in non-U.S. entities, including issuers in emerging markets. The Fund expects that its investment in non-U.S. issuers will be made primarily in securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers.
Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) the destruction of real assets, catastrophic events (such as earthquakes, floods, hurricanes, tornadoes, man-made disasters, and terrorist acts) and other public crises and relief responses; (iii) changes in environmental, governmental and other regulations; (iv) risks related to local economic conditions, overbuilding and increased competition; (v) increases in property taxes and operating expenses; (vi) changes in zoning laws; (vii) casualty and condemnation losses; (viii) surplus capacity and depletion concerns; (ix) the availability of financing; and (x) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit

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quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Real Estate Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically experienced substantial price volatility. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Interest Rate Swaps Risk
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
Corporate Bond Risk
Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.
Market Risks
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including

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laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China, an escalation in conflict between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East or other systemic issues or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
U.S. and global markets have also experienced increased volatility as a result of the failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Inflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders.
Interest Rate Risk
As of September 30, 2024, on a fair value basis, approximately 11% of the Fund’s debt investments bear interest at a fixed rate and approximately 89% of the Fund’s debt investments bear interest at a floating rate, which primarily are subject to interest rate floors. Interest rates on the investments held within the Fund’s portfolio of investments are typically based on floating SOFR, with many of these investments also having a SOFR floor. Additionally, the Fund’s credit facilities are also subject to floating interest rates and are currently paid based on floating CORRA, EURIBOR, SOFR and SONIA rates.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV.
The Fund is exposed to medium to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates.

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The Adviser regularly measures exposure to interest rate risk. Interest rate risk is assessed on an ongoing basis by comparing the Fund’s interest rate sensitive assets to its interest rate sensitive liabilities. Based on that review, the Adviser determines whether or not any hedging transactions are necessary to mitigate exposure to changes in interest rates.
Payment-in-Kind (“PIK”) Income Risk
The Fund may hold investments that result in PIK interest income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash accruals that ultimately may not be realized, while the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.
Unitranche Loans
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Regulatory Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices.
Credit Risk
Credit risk relates to the ability of the borrower under an instrument to make interest and principal payments as they become due. The Fund’s investments in loans and other debt instruments are subject to risk of missing an interest and/or principal payment.
Credit Spread Risk
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, the conflict between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the

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market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
Prepayment Risk
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Volatility Risk
Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
Equity Risk
Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk
Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Currency Hedging Risk
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
Cybersecurity Risk
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there

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can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.
5. COMMITMENTS AND CONTINGENCIES
As of September 30, 2024, the Fund had unfunded commitments to fund delayed draw and revolving debt of $480,034,474 and $68,227,659, respectively, along with preferred stock of $8,768,939. The fair value of the unfunded positions is included in the investments at fair value on the Consolidated Schedule of Investments.

Investments—Corporate Loans		Footnote	Unused Rate	Par / Principal Amount	Fair Value

222 North Miami, LLC	Delayed Draw		—%	$8,359,252	$—
520 Mezz Owner 2, LLC	Delayed Draw		—%	12,138,225	(30,346)
ACR Group Borrower, LLC	Delayed Draw		0.75%	626,594	—
ADPD Holdings, LLC	Delayed Draw		1.00%	1,389,105	(114,144)
ADPD Holdings, LLC	Delayed Draw		1.00%	901,759	(74,098)
ADPD Holdings, LLC	Delayed Draw		1.00%	237,224	(19,493)
ADPD Holdings, LLC	Revolver		0.50%	284,024	(23,338)
Advanced Web Technologies Holding Company	Delayed Draw		1.00%	1,710,875	(3,894)
Advanced Web Technologies Holding Company	Revolver		0.50%	796,013	(1,812)
Alpine Acquisition Corp II	Revolver		0.50%	585,991	(91,882)
Apex Companies Holdings, LLC	Delayed Draw		1.00%	5,900,018	(27,894)
Applied Technical Services, LLC	Delayed Draw		1.00%	2,556,477	(46,287)
Applied Technical Services, LLC	Revolver		0.50%	353,233	(6,396)
Appriss Health, LLC	Revolver		0.50%	916,691	(12,485)
Artifact Bidco, Inc.	Delayed Draw		0.50%	4,310,345	(47,362)
Artifact Bidco, Inc.	Revolver		0.35%	3,078,818	(33,830)
Ascend Buyer, LLC	Revolver		0.50%	1,141,125	(5,964)
Associations, Inc.	Delayed Draw		—%	3,046,805	21,790
Associations, Inc.	Revolver		0.50%	2,441,350	—
Athlete Buyer, LLC	Delayed Draw		1.00%	7,200,990	(109,829)
Athlete Buyer, LLC	Delayed Draw		1.00%	7,425,743	(113,257)
Athlete Buyer, LLC	Delayed Draw		1.00%	7,425,743	(113,257)
Atlas AU Bidco Pty Ltd.	Revolver		0.50%	267,618	(1,298)
AuditBoard, Inc.	Delayed Draw		—%	7,142,857	(74,212)
AuditBoard, Inc.	Revolver		—%	2,857,143	(29,685)
Avalara, Inc.	Revolver		0.50%	900,000	—
Azurite Intermediate Holdings, Inc.	Revolver		0.50%	2,384,937	(4,154)
Azurite Intermediate Holdings, Inc.	Delayed Draw		0.50%	5,366,109	(9,346)
Bedford Beverly B, LLC	Delayed Draw		—%	22,126,212	(110,631)
Bedford Beverly B, LLC	Delayed Draw		—%	6,118,286	(30,591)
Big Bus Tours Bidco Ltd.	Delayed Draw		1.50%	4,565,168	(125,542)
Bingo Group Buyer, Inc.	Delayed Draw		0.75%	2,663,934	(15,698)
Bingo Group Buyer, Inc.	Revolver		0.75%	993,443	(5,854)
Birsa S.p.A.	Delayed Draw	(1)	1.25%	14,099,232	(373,630)
BradyIFS Holdings, LLC	Delayed Draw		1.00%	780,396	(325)
Bullhorn, Inc.	Delayed Draw		0.50%	3,114,833	(30,101)
Bullhorn, Inc.	Revolver		0.50%	1,382,567	(13,361)
CD&R Madison Parent Ltd.	Delayed Draw	(1)	1.50%	1,875,141	37,503
Celerion Buyer, Inc.	Delayed Draw		2.00%	249,361	—
Celerion Buyer, Inc.	Revolver		0.50%	124,680	—
Chartis Group, LLC	Delayed Draw		1.00%	9,560,060	(95,601)
Chartis Group, LLC	Revolver		—%	4,780,030	(47,800)
Chemical Computing Group ULC	Revolver		0.50%	135,379	—

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NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Investments—Corporate Loans		Footnote	Unused Rate	Par / Principal Amount	Fair Value
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw		0.50%	58,904,851	(883,573)
Coupa Holdings, LLC	Delayed Draw		1.50%	578,450	2,603
Coupa Holdings, LLC	Revolver		0.50%	442,913	—
CSS PL 2024-1 Trust	Delayed Draw		—%	2,251,758	—
CST Holding Company	Revolver		0.50%	235,110	(193)
Denali Midco 2, LLC	Delayed Draw		2.00%	16,270,333	—
Diligent Corp.	Delayed Draw		0.50%	5,159,629	17,686
Diligent Corp.	Revolver		0.50%	3,439,752	—
Dwyer Instruments, Inc.	Revolver		0.50%	1,997,734	—
Ellkay, LLC	Revolver		0.50%	1,071,390	(133,478)
Enverus Holdings, Inc.	Delayed Draw		1.00%	976,834	(9,768)
Enverus Holdings, Inc.	Revolver		0.50%	1,391,604	(13,916)
Epicor Software Corp.	Delayed Draw		1.00%	892,569	303
Essential Services Holding Corp.	Delayed Draw		1.00%	5,948,000	(56,511)
Essential Services Holding Corp.	Revolver		0.50%	3,717,600	(35,320)
Excel Fitness Holdings, Inc.	Delayed Draw		—%	369,394	(1,192)
Excel Fitness Holdings, Inc.	Delayed Draw		1.00%	2,336,130	(7,539)
Excel Fitness Holdings, Inc.	Revolver		0.50%	890,625	(11,118)
Excelitas Technologies Corp.	Delayed Draw		0.50%	2,270,887	11,354
Excelitas Technologies Corp.	Delayed Draw		0.50%	7,411,171	37,056
Excelitas Technologies Corp.	Revolver		0.50%	369,506	1,848
Finastra USA, Inc.	Revolver		0.50%	2,018,105	40,362
Focus Financial Partners, LLC	Delayed Draw		—%	—	—
Generator Buyer, Inc.	Delayed Draw	(1)	0.50%	3,625,343	(56,963)
Generator Buyer, Inc.	Revolver	(1)	—%	2,057,613	(32,330)
GFP Atlantic Holdco 2, LLC	Delayed Draw		1.00%	8,490,393	84,904
Greenhouse Software, Inc.	Revolver		0.50%	66,667	(152)
Greenhouse Software, Inc.	Revolver		0.50%	735,294	(1,673)
GS AcquisitionCo, Inc.	Delayed Draw		0.50%	470,115	1,477
GS AcquisitionCo, Inc.	Revolver		0.50%	568,297	—
Hadrian Acquisition Limited	Delayed Draw	(1)	2.33%	10,633,622	132,920
Heartland Home Services, Inc.	Revolver		0.50%	695,028	(40,840)
Hercules Borrower, LLC	Revolver		0.50%	719,954	—
Hoosier Intermediate, LLC	Revolver		0.50%	1,800,000	—
HS Spa Holdings Inc.	Delayed Draw		1.00%	639,535	—
HS Spa Holdings Inc.	Revolver		0.50%	855,560	—
Icefall Parent, Inc.	Revolver		0.50%	1,239,874	(14,964)
iCIMS, Inc.	Delayed Draw		—%	4,557,699	(17,692)
iCIMS, Inc.	Revolver		0.50%	1,706,886	(33,660)
Kaseya, Inc.	Delayed Draw		1.00%	852,851	—
Kaseya, Inc.	Revolver		0.50%	1,540,541	—
LVF Holdings, Inc.	Revolver		0.38%	607,425	—
Material Holdings, LLC	Revolver		—%	143,862	—
Medical Manufacturing Technologies, LLC	Revolver		0.50%	517,065	(8,548)
NEFCO Holding Company, LLC	Delayed Draw		1.00%	3,424,006	(9,764)
NEFCO Holding Company, LLC	Revolver		0.50%	756,714	(2,177)
North Haven Fairway Buyer, LLC	Revolver		0.50%	922,906	—
North Haven Fairway Buyer, LLC	Delayed Draw		1.00%	10,468,129	(117,689)
North Haven Stallone Buyer, LLC	Delayed Draw		1.00%	4,723,796	(36,162)
Nuvei Technologies Corp.	Revolver		—%	—	—
Oak Purchaser, Inc.	Delayed Draw		0.50%	1,552,049	(29,522)
Oak Purchaser, Inc.	Revolver		0.50%	583,878	(9,949)
Onepoint SAS	Delayed Draw	(1)	2.54%	9,595,446	(95,954)

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NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Investments—Corporate Loans		Footnote	Unused Rate	Par / Principal Amount	Fair Value
Onepoint SAS	Delayed Draw	(1)	2.54%	6,716,812	(67,168)
Onepoint SAS	Delayed Draw	(1)	2.54%	1,439,317	(14,393)
Onepoint SAS	Delayed Draw	(1)	2.54%	1,439,317	(14,393)
Oranje Holdco, Inc.	Revolver		0.50%	754,870	(2,161)
PDI TA Holdings, Inc.	Revolver		0.50%	2,317,073	(18,874)
PDI TA Holdings, Inc.	Delayed Draw		0.50%	5,282,927	(43,032)
Pestco Intermediate, LLC	Revolver		0.50%	238,095	—
Pestco Intermediate, LLC	Delayed Draw		1.00%	554,926	10,691
PF Atlantic Holdco 2, LLC	Revolver		0.50%	1,724,093	—
Portugal Street East Limited	Delayed Draw	(1)	2.00%	21,553,978	—
Pound Bidco, Inc.	Delayed Draw		—%	3,221,653	(19,734)
Pound Bidco, Inc.	Revolver		0.50%	868,106	(5,318)
PPV Intermediate Holdings, LLC	Delayed Draw		1.00%	13,043,478	(130,435)
Project Boost Purchaser, LLC	Revolver		0.38%	374,841	—
PXO Holdings III Corp.	Revolver		0.50%	920,256	(2,123)
Qnnect, LLC	Delayed Draw		1.00%	662,309	6,623
Quantic Electronics, LLC	Revolver		0.50%	230,141	(365)
Radwell Parent LLC	Revolver		0.38%	1,116,275	—
Rome Bidco Ltd.	Delayed Draw	(1)	2.71%	2,006,472	60,194
RSC Acquisition, Inc.	Delayed Draw		3.00%	866,605	2,167
Santiago Holdings LP	Delayed Draw		—%	65,740,548	—
SCP Eye Care HoldCo, LLC	Delayed Draw		1.00%	14,157	(18)
SCP Eye Care HoldCo, LLC	Delayed Draw		1.00%	1,101,036	(1,391)
SCP Eye Care HoldCo, LLC	Revolver		0.50%	18,813	(24)
Smarsh, Inc.	Delayed Draw		1.00%	510,180	—
Smarsh, Inc.	Revolver		0.50%	255,090	—
Speedstar Holding Corp.	Delayed Draw		1.00%	2,627,271	(44,012)
Spotless Brands, LLC	Delayed Draw		1.00%	24,069,139	(232,426)
Spotless Brands, LLC	Revolver		0.50%	438,413	(745)
Summit Acquisition, Inc.	Delayed Draw		1.00%	1,717,791	34,356
Summit Acquisition, Inc.	Revolver		0.50%	858,896	—
Tank Holding Corp.	Delayed Draw		1.00%	1,729,655	(17,297)
Tank Holding Corp.	Revolver		0.38%	482,758	(4,828)
Trader Corporation	Revolver	(1)	0.50%	167,791	(21)
Tufin Software North America, Inc.	Delayed Draw		0.50%	78,823	(612)
Tufin Software North America, Inc.	Delayed Draw		—%	248,853	(1,932)
Tufin Software North America, Inc.	Revolver		0.50%	1,294,643	(10,052)
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw		1.00%	5,530,726	(59,999)
United Flow Technologies Intermediate Holdco II, LLC	Revolver		0.50%	1,117,318	(12,121)
Vensure Employer Services, Inc.	Delayed Draw		0.50%	16,584,767	(165,848)
Wineshipping.com, LLC	Revolver		0.50%	238,342	(27,055)
YLG Holdings, Inc.	Revolver		1.00%	296,900	—
Zippy Shell Incorporated	Preferred Stock	(2)	—%	8,768,939	(2,630)
Total Unfunded Commitments				$557,031,072	$(3,899,214)
(1) Par / Principal Amount is converted to USD using the applicable exchange rate: USD/GBP of 0.75, USD/EUR of 0.90, or USD/CAD of 1.35.
(2) Par / Principal Amount is based on the issuance price of $56.34 per share.
The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered to be remote.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

6. SUBSEQUENT EVENTS
Subsequent events have been evaluated through the date the consolidated schedule of investments was issued. There have been no subsequent events that require recognition or disclosure through the date the consolidated schedule of investments was issued, except as disclosed below.
The Fund commenced a quarterly repurchase offer beginning on September 3, 2024 and ending on October 11, 2024 (the “Repurchase Pricing Date”). The following table summarizes the share repurchases completed following the Repurchase Pricing Date.

Repurchase Pricing Date	Shares Repurchased	Purchase Price per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased
October 11, 2024	9,280,596	$8.54	$79,261,751	21,889,061	5.00%	2.12%
On October 31, 2024, the Fund amended its credit facility with JPMorgan Chase Bank (the “Amendment”). The Amendment extended the maturity date to May 5, 2028, and reduced the interest rate spreads on borrowings. The following table summarizes the interest rate spreads for each tranche following the Amendment.

Financing Commitment	Maximum Principal Amount	Spread
Tranche A	$600,000,000	2.02%
Tranche B	150,000,000	2.16%
Total	$750,000,000